First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS

As of December 31, 2024  (Unaudited)

Principal Amount[1]			Value
		ASSET-BACKED SECURITIES — 12.9%
		Banco Santander, S.A.
3,174,253	[2]	Series 2023-1, 9.085% (3-Month Euribor+600 basis points), 8/15/2037[3,4]	$3,269,935
1,000,198	[2]	Series 2021-1, Class CLN, 12.062% (3-Month Euribor+900 basis points), 8/15/2037[3,4,5]	1,043,816
9,000,000	[2]	10.868% (3-Month Euribor+800 basis points), 12/27/2043[3,4]	9,513,673
4,000,000	[2]	11.881% (3-Month Euribor+900 basis points), 5/2/2045[3,4]	4,203,439
6,684,203	[2]	BNP Paribas Series S1, Class MEZ, 12.684% (3-Month Euribor+950 basis points), 10/12/2032[3,4]	6,958,384
5,805,408		BNP Paribas - Broadway Series 1, Class JNR, 12.701% (1-Month Term SOFR+800 basis points), 4/12/2031[3,4,5,6]	5,863,462
		Colossus
8,044,676	[2]	Series 2023-2 F2, 15.950% (Sterling Overnight Index Average+1,100 basis points), 4/22/2033[3,4]	10,186,767
13,506,135	[2]	Series 2024-2, Class F, 14.950% (Sterling Overnight Index Average+0 basis points), 5/22/2034[3,4]	17,102,473
16,123,141		Deutsche Bank AG Series 2021-1X, Class CLN, 13.282% (3-Month Term SOFR+876 basis points), 2/21/2029[3,4,5,6]	16,300,496
14,000,000	[2]	Ducati Series 2024-1, 11.852% (3-Month Euribor+900 basis points), 6/20/2030[3,4]	14,654,029
7,500,000		Granville Ltd. Series 2023-1X, Class E2, 14.311% (SOFR+975 basis points), 7/31/2031[3,4,5,6]	7,350,000
		Landesbank Baden-Wuerttemberg
12,866,086	[2]	Series LION-5, Class MEZ, 12.052% (3-Month Euribor+900 basis points), 7/31/2034[3,4]	13,259,238
23,500,000	[2]	Series LION-6, 10.518% (3-Month Euribor+765 basis points), 10/30/2036[3,4]	24,342,242
		Lloyds Bank PLC
5,000,000	[2]	9.200% (Sterling Overnight Index Average+450 basis points), 12/16/2030[3,4]	6,259,389
19,000,000	[2]	12.050% (Sterling Overnight Index Average+735 basis points), 12/16/2030[3,4]	23,785,678
10,000,000		Manitoulin Series 2023-1X, 14.820% (SOFR+1,025 basis points), 11/1/2028[3,4]	9,299,000
17,250,000		Mespil Securities Series 2024-1, Class B, 14.030% (2-Month Term SOFR+950 basis points), 7/28/2032[3,4,6]	17,595,000
3,000,000	[2]	Nightingale Ltd. Series 2021-1 LF, 15.700% (Sterling Overnight Index Average+1,075 basis points), 4/1/2028[3,4]	3,755,633
8,786,184	[2]	PYMES Magdalena Series 7, Class NOTE, 12.839% (3-Month Euribor+1,000 basis points), 12/23/2042[3,4,5]	9,346,811
8,000,000	[2]	Salis Series 2023-1, Class Z, 15.575% (Sterling Overnight Index Average+1,088 basis points), 11/19/2029[3,4]	10,140,611

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]			Value
		ASSET-BACKED SECURITIES (Continued)
		Santander Bank Auto Credit-Linked Notes Series
10,000,000		Series 2023-A, Class F, 13.752%, 6/15/2033[5,7]	$10,741,380
3,000,000		Series 2023-A, Class G, 24.695%, 6/15/2033[5,7]	3,262,200
		Santander Consumer Finance SA
41,439,330	[2]	Series 2023-1, Class B, 11.497% (3-Month CIBOR+850 basis points), 10/31/2033[3,4,5]	5,839,566
167,000,000	[2]	Series 2024-1, 9.230% (3-Month STIB+665 basis points), 12/25/2034[3,4]	15,094,135
19,000,000		St. Lawrence Corp. Series 2023-1X, Class MEZZ, 14.320% (1-Month Term SOFR+975 basis points), 5/25/2033[3,4,5,6]	19,000,000
7,986,146	[2]	Vale Securities Finance Series 2023-1, Class B, 12.572% (3-Month Euribor+950 basis points), 7/28/2032[3,4,5]	8,339,293
		TOTAL ASSET-BACKED SECURITIES
		(Cost $278,967,267)	276,506,650

		BANK LOANS — 12.5%
		Advantage Capital Holdings, LLC
5,418,659		0.000% Cash, 12.500% PIK, [8,9]	5,417,312
2,814,661		8.000% Cash, 5.000% PIK, 4/14/2027[8,9,10]	2,744,295
7,278,755		Audax Direct Lending Solutions Fund II A LP 9.000%, 11/12/2027[8,10]	7,183,403
17,299,479		Audax Private Debt, LLC 9.855%, 10/28/2026[8,10]	17,117,835
106,791		BJ Services, LLC 18.600%, 12/2/2025[8]	71,550
7,350,000		C3 Rentals, LLC 12.672%, 4/22/2027[8,10]	7,350,000
7,500,000		CherCo, LLC 14.479%, 9/1/2025[8]	7,387,500
3,409,098		Cire Alto OpCo, LLC 10.700%, 8/29/2025[8,10]	3,409,098
17,478,125		Connect America.com, LLC 10.158%, 12/31/2028[8,10]	17,215,953
		Fenix Topco, LLC
521,243		11.840%, 4/2/2027[8,10]	507,691
8,691,717		11.110%, 3/28/2029[8,10]	8,465,732
2,931,250		GH Group, Inc. 16.500%, 12/10/2026[8,10]	2,931,250
5,041,034		IFit, Inc. 13.333%, 2/24/2027[8,10]	5,015,829
19,615,085		Ipsen Group Holding GmbH 8.073% Cash, 6.750% PIK, 7/31/2029[8,9,10]	18,860,738
6,982,500		Leonard Valve Company, LLC 10.778% (3-Month LIBOR+550 basis points), 9/30/2027[4,8]	6,912,675
6,391,359		Lucky Bucks Holdings, LLC 0.000% Cash, 12.500% PIK, 5/29/2028[8,9,11]	—
72,000,000		Nephorn Pharmaceuticals Corp. 12.325%, 12/31/2027[8,10]	72,000,000
24,660,620		Progress Lighting, LLC 14.375%, 9/18/2029[8,10]	24,044,104

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	BANK LOANS (Continued)
23,930,583	Shryne Group, Inc. 16.500% Cash, 1.000% PIK, 5/26/2026[8,9,10]	$24,289,541
	Steward Health Care System, LLC
5,843,845	0.000% Cash, 15.922% PIK, 4/30/2025[8,9,10]	5,843,845
13,999,999	14.800%, 6/30/2025[8,10]	14,000,000
2,279,684	15.550%, 12/31/2025[8,10]	2,279,684
7,479,380	Stronghold Digital Mining, Inc. 14.672%, 10/25/2025[8,10]	7,479,380
	Wellbore Integrity Solutions, LLC
1,351,327	12.277%, 9/1/2025[8,10]	1,351,327
2,150,394	15.416% Cash, 0.000% PIK, 9/1/2025[8,9,10]	2,128,890
5,495,870	West Side Holdco, LLC 13.672%, 9/3/2027[8,10]	5,330,994
	TOTAL BANK LOANS
	(Cost $274,340,376)	269,338,626

Number of Shares
	CLOSED-END FUNDS — 13.7%
567,119	BC Partners Lending Corp.[12]	11,892,499
1,816,272	Cliffwater Corporate Lending Fund - Class I	19,288,813
6,854,021	Cliffwater Enhanced Lending Fund - Class I	74,297,587
3,136,719	Opportunistic Credit Interval Fund - Class I12	35,852,695
1,436,737	Palmer Square Capital BDC, Inc.[12,13]	21,838,401
2,636,322	Pomona Investment Fund LP	41,395,260
955,219	StepStone Private Markets - Class I13	52,594,350
795,000	TCW Direct Lending VIII, LLC[12]	37,133,230
	TOTAL CLOSED-END FUNDS
	(Cost $285,653,010)	294,292,835

Principal Amount[1]
COLLATERALIZED LOAN OBLIGATIONS — 20.9%
2,250,000	ABPCI Direct Lending Fund CLO, LLC Series 2017-1A, Class ERR, 12.434% (3-Month Term SOFR+750 basis points), 7/20/2037[4,5,6,7]	2,278,748

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
815,000	AIMCO CLO Series 2017-AA, Class DR, 8.029% (3-Month Term SOFR+341 basis points), 4/20/2034[4,5,6,7]	$818,216
1,000,000	Annisa CLO Ltd. Series 2016-2A, Class DRR, 7.417% (3-Month Term SOFR+280 basis points), 7/20/2031[4,5,6,7]	1,004,200
5,000,000	Antares Loan Funding - Class C 11.617%, 2/17/2032[10]	5,000,000
7,000,000	Antares Loan Funding CLO 0.000%, 2/17/2032	8,000,956
	Apidos CLO Ltd.
1,000,000	Series 2018-29A, Class D, 10.137% (3-Month Term SOFR+551 basis points), 7/25/2030[4,5,6,7]	1,005,994
1,500,000	Series 2017-28A, Class C, 7.379% (3-Month Term SOFR+276 basis points), 1/20/2031[4,5,6,7]	1,505,256
1,829,000	Series 2013-15A, Class ERR, 10.579% (3-Month Term SOFR+596 basis points), 4/20/2031[4,5,6,7]	1,838,173
1,000,000	Series 2015-20A, Class DR, 10.609% (3-Month Term SOFR+596 basis points), 7/16/2031[4,5,6,7]	1,005,024
750,000	Series 2020-33A, Class ER, 11.246% (3-Month Term SOFR+661 basis points), 10/24/2034[4,5,6,7]	754,057
1,000,000	Series 2023-45A, Class E, 13.017% (3-Month Term SOFR+840 basis points), 4/26/2036[4,5,6,7]	1,022,815
	Ares CLO Ltd.
1,000,000	Series 2018-47A, Class D, 7.618% (3-Month Term SOFR+296 basis points), 4/15/2030[4,5,6,7]	1,004,168
850,000	Series 2018-50A, Class D, 7.818% (3-Month Term SOFR+316 basis points), 1/15/2032[4,5,6,7]	852,632
3,050,738	Series 2023-1, 0.000%, 7/11/2033[8]	3,305,473
1,500,000	Bean Creek CLO Ltd. Series 2015-1A, Class DR, 7.629% (3-Month Term SOFR+301 basis points), 4/20/2031[4,5,6,7]	1,506,391
	Benefit Street Partners CLO Ltd.
500,000	Series 2015-8A, Class DR, 10.479% (3-Month Term SOFR+586 basis points), 1/20/2031[4,5,6,7]	501,045
1,000,000	Series 2021-23A, Class E, 11.697% (3-Month Term SOFR+707 basis points), 4/25/2034[4,5,6,7]	1,010,841
1,500,000	Series 2019-17A, Class D1R2, 7.806% (3-Month Term SOFR+315 basis points), 10/15/2037[4,5,6,7]	1,499,849
2,000,000	Series 2022-28A, Class AR, 5.912% (3-Month Term SOFR+135 basis points), 10/20/2037[4,5,6,7]	2,008,999
1,000,000	Series 2024-37A, Class A, 5.698% (3-Month Term SOFR+135 basis points), 1/25/2038[4,5,6,7]	999,856
1,000,000	Series 2024-36A, Class D1, 7.364% (3-Month Term SOFR+295 basis points), 1/25/2038[4,5,6,7]	1,000,007

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
4,000,000	BFNS, LLC Series 2022-1A, Class C, 7.000%, 7/10/2035[4,5,6,7]	$3,396,561
1,000,000	BlueMountain Fuji U.S. CLO Ltd. Series 2017-3A, Class D, 7.318% (3-Month Term SOFR+266 basis points), 1/15/2030[4,5,6,7]	1,001,046
750,000	Bryant Park Funding Ltd. Series 2023-21A, Class E, 13.102% (3-Month Term SOFR+847 basis points), 10/18/2036[4,5,6,7]	777,059
1,000,000	Carbone CLO Ltd. Series 2017-1A, Class C, 7.479% (3-Month Term SOFR+286 basis points), 1/20/2031[4,5,6,7]	1,002,749
	Carlyle Global Market Strategies CLO Ltd.
2,305,000	Series 2014-4RA, Class C, 7.818% (3-Month Term SOFR+316 basis points), 7/15/2030[4,5,6,7]	2,313,798
1,000,000	Series 2014-3RA, Class C, 7.829% (3-Month Term SOFR+321 basis points), 7/27/2031[4,5,6,7]	1,004,275
1,000,000	Series 2012-4A, Class DR3, 8.132% (3-Month Term SOFR+350 basis points), 4/22/2032[4,5,6,7]	1,002,552
1,000,000	Series 2015-4A, Class CR, 8.579% (3-Month Term SOFR+396 basis points), 7/20/2032[4,5,6,7]	1,004,429
520,000	Catamaran CLO Ltd. Series 2018-1A, Class D, 8.537% (3-Month Term SOFR+391 basis points), 10/25/2031[4,5,6,7]	522,499
	Cedar Funding CLO Ltd.
1,000,000	Series 2018-7A, Class DR, 7.367% (3-Month Term SOFR+275 basis points), 1/20/2031[4,5,6,7]	1,003,104
1,000,000	Series 2014-4A, Class AR3, 7.367% (3-Month Term SOFR+134 basis points), 1/23/2038[4,5,6,7]	999,999
1,000,000	Series 2014-4A, Class DR3, 7.367% (3-Month Term SOFR+330 basis points), 1/23/2038[4,5,6,7]	999,997
	CIFC Funding Ltd.
1,000,000	Series 2018-3A, Class D, 7.744% (3-Month Term SOFR+311 basis points), 7/18/2031[4,5,6,7]	1,004,541
600,000	Series 2016-1A, Class D2RR, 9.129% (3-Month Term SOFR+451 basis points), 10/21/2031[4,5,6,7]	600,000
1,000,000	Series 2014-3A, Class DR2, 8.293% (3-Month Term SOFR+366 basis points), 10/22/2031[4,5,6,7]	1,003,609
1,000,000	Series 2018-2A, Class D1R, 7.701% (3-Month Term SOFR+305 basis points), 10/20/2037[4,5,6,7]	1,019,180
1,000,000	Creeksource Dunes Creek CLO Ltd. Series 2024-1A, Class A1, 5.744% (3-Month Term SOFR+141 basis points), 1/15/2038[4,5,6,7]	1,000,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
750,000	Crestline Denali CLO Ltd. Series 2018-1A, Class D, 8.168% (3-Month Term SOFR+351 basis points), 10/15/2031[4,5,6,7]	$750,957
1,000,000	Deerpath Capital CLO Ltd. Series 2018-1A, Class DRR, 9.568% (3-Month Term SOFR+435 basis points), 10/15/2036[4,5,6,7]	1,003,388
1,000,000	Dewolf Park CLO Ltd. Series 2017-1A, Class DR, 7.768% (3-Month Term SOFR+311 basis points), 10/15/2030[4,5,6,7]	1,002,954
1,000,000	Dryden CLO Ltd. Series 2020-86A, Class A1R, 6.009% (3-Month Term SOFR+136 basis points), 7/17/2034[4,5,6,7]	1,001,351
	Dryden Senior Loan Fund
750,000	Series 2013-30A, Class DR, 7.385% (3-Month Term SOFR+286 basis points), 11/15/2028[4,5,6,7]	752,561
1,500,000	Series 2013-26A, Class DR, 7.618% (3-Month Term SOFR+296 basis points), 4/15/2029[4,5,6,7]	1,503,787
1,000,000	Series 2014-36A, Class DR3, 8.608% (3-Month Term SOFR+395 basis points), 4/15/2029[4,5,6,7]	1,003,916
500,000	Series 2017-54A, Class D, 7.979% (3-Month Term SOFR+336 basis points), 10/19/2029[4,5,6,7]	501,480
1,270,000	Series 2017-49A, Class DR, 8.294% (3-Month Term SOFR+366 basis points), 7/18/2030[4,5,6,7]	1,273,966
750,000	Series 2016-45A, Class DRR, 7.706% (3-Month Term SOFR+305 basis points), 10/15/2030[4,5,6,7]	753,488
1,000,000	Empower CLO Ltd. Series 2023-2A, Class D, 10.056% (3-Month Term SOFR+540 basis points), 7/15/2036[4,5,6,7]	1,027,899
	Flatiron CLO Ltd.
750,000	Series 2023-1A, Class D, 9.897% (3-Month Term SOFR+525 basis points), 4/17/2036[4,5,7]	763,255
1,000,000	Series 2023-2A, Class D, 9.506% (3-Month Term SOFR+485 basis points), 1/15/2037[4,5,6,7]	1,026,556
1,000,000	Series 2023-2A, Class E, 12.486% (3-Month Term SOFR+783 basis points), 1/15/2037[4,5,6,7]	1,032,503
2,500,000	Fortress Credit Opportunities CLO, LLC Series 2022-19A, Class ER, 12.656% (3-Month Term SOFR+800 basis points), 10/15/2036[4,5,7]	2,523,704
	Galaxy CLO Ltd.
1,000,000	Series 2015-21A, Class DR, 7.529% (3-Month Term SOFR+291 basis points), 4/20/2031[4,5,6,7]	1,003,958
750,000	Series 2018-27A, Class E, 10.527% (3-Month Term SOFR+604 basis points), 5/16/2031[4,5,6,7]	754,541

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Generate CLO Ltd. Series 2023-12A, Class E, 13.017% (3-Month Term SOFR+840 basis points), 7/20/2036[4,5,6,7]	$1,033,444
1,000,000	Goldentree Loan Management U.S. CLO Ltd. Series 2019-5A, Class DRR, 7.417% (3-Month Term SOFR+280 basis points), 10/20/2032[4,5,6,7]	1,004,200
2,750,000	Golub Capital Partners Short Duration Series 2022-1A, Class DR, 9.226% (3-Month Term SOFR+460 basis points), 7/25/2033[4,5,7]	2,755,305
2,603,000	GPG Loan Funding, LLC 0.000%, 4/29/2034[8]	2,709,019
	Great Lakes CLO Ltd.
1,500,000	Series 2014-1A, Class ER, 12.418% (3-Month Term SOFR+776 basis points), 10/15/2029[4,5,6,7]	1,508,596
4,000,000	Series 2019-1A, Class E, 12.918% (3-Month Term SOFR+826 basis points), 7/15/2031[4,5,6,7]	4,022,374
1,500,000	Harbor Park CLO Ltd. Series 2018-1A, Class D, 7.779% (3-Month Term SOFR+316 basis points), 1/20/2031[4,5,6,7]	1,504,786
1,000,000	Invesco U.S. CLO Ltd. Series 2023-3A, Class E, 12.816% (3-Month Term SOFR+816 basis points), 7/15/2036[4,5,6,7]	1,029,147
13,500,000	Kohlberg CLO 0.000%, 12/28/2033[8]	14,320,433
397,803	LCM Ltd. Series 25A, Class AR, 5.717% (3-Month Term SOFR+110 basis points), 7/20/2030[4,5,6,7]	397,939
	Magnetite Ltd.
1,000,000	Series 2018-20A, Class E, 10.229% (3-Month Term SOFR+561 basis points), 4/20/2031[4,5,6,7]	1,004,607
1,500,000	Series 2022-35A, Class ER, 11.876% (3-Month Term SOFR+725 basis points), 10/25/2036[4,5,6,7]	1,540,067
2,400,000	Maranon Loan Funding Ltd. Series 2021-3A, Class ER, 12.476% (3-Month Term SOFR+782 basis points), 10/15/2036[4,5,6,7]	2,418,702
	MCF CLO Ltd.
2,950,000	Series 2019-1A, Class ER, 12.707% (3-Month Term SOFR+806 basis points), 4/17/2036[4,5,6,7]	2,974,892
7,000,000	Series 2018-1A, Class SUB, 0.000%, 4/18/2036[5,6,7,10]	4,873,649
6,500,000	Series 2018-1A, Class ER, 12.632% (3-Month Term SOFR+800 basis points), 4/18/2036[4,5,6,7]	6,721,342
1,000,000	Menlo CLO Ltd. Series 2024-1A, Class D1, 7.580% (3-Month Term SOFR+325 basis points), 1/20/2038[4,5,6,7]	1,000,000

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
		Morgan Stanley Eaton Vance CLO Ltd.
750,000		Series 2023-19A, Class E, 13.517% (3-Month Term SOFR+890 basis points), 7/20/2036[4,5,6,7]	$778,000
1,000,000		Series 2022-18A, Class D1R, 7.662% (3-Month Term SOFR+310 basis points), 10/20/2037[4,5,6,7]	1,016,598
		Mount Logan Funding LP
16,084,782		Series 2018-1A, Class SUBR, 0.000%, 1/22/2033[5,6,7,10]	8,714,663
1,000,000		Series 2018-1A, Class ER, 13.353% (3-Month Term SOFR+872 basis points), 1/22/2033[4,5,6,7]	998,134
1,000,000		Mountain View CLO Ltd. Series 2019-2A, Class DR, 9.256% (3-Month Term SOFR+460 basis points), 7/15/2037[4,5,6,7]	1,010,763
		New Mountain CLO Ltd.
500,000		Series CLO-4A, Class D, 10.117% (3-Month Term SOFR+550 basis points), 4/20/2036[4,5,6,7]	508,713
750,000		Series CLO-4A, Class E, 12.767% (3-Month Term SOFR+815 basis points), 4/20/2036[4,5,6,7]	757,474
1,000,000		Newark BSL CLO Ltd. Series 2017-1A, Class CR, 8.037% (3-Month Term SOFR+341 basis points), 7/25/2030[4,5,6,7]	1,004,382
700,000		OCP CLO Ltd. Series 2014-5A, Class DR, 10.579% (3-Month Term SOFR+596 basis points), 4/26/2031[4,5,6,7]	673,633
		Octagon Investment Partners Ltd.
1,000,000		Series 2012-1A, Class CRR, 8.818% (3-Month Term SOFR+416 basis points), 7/15/2029[4,5,6,7]	1,004,133
1,000,000		Series 2014-1A, Class DRR, 7.643% (3-Month Term SOFR+301 basis points), 1/22/2030[4,5,6,7]	1,003,210
1,550,000		Series 2013-1A, Class DR2, 7.387% (3-Month Term SOFR+276 basis points), 1/25/2031[4,5,6,7]	1,553,560
		OZLM Ltd.
1,000,000		Series 2014-6A, Class CT, 7.286% (3-Month Term SOFR+264 basis points), 4/17/2031[4,5,6,7]	1,002,276
1,250,000		Series 2014-6A, Class DS, 10.959% (3-Month Term SOFR+631 basis points), 4/17/2031[4,5,6,7]	1,178,566
		Palmer Square European Loan Funding
2,975,000	[2]	Series 2022-1X, Class SUB, 0.000%, 10/15/2031[5,10,12]	1,963,244
4,000,000	[2]	Series 2022-2X, Class SUB, 0.000%, 10/15/2031[5,10,12]	130,102
4,000,000	[2]	Series 2022-3X, Class SUB, 0.000%, 4/12/2032[5,8,10,12]	—
7,100,000	[2]	Series 2023-1A, Class SUB, 0.000%, 11/15/2032[5,7,10,12]	—
8,325,000	[2]	Series 2023-2X, Class SUB, 0.000%, 1/15/2033[5,10,12]	8,047,794
8,200,000	[2]	Series 2023-3X, Class SUB, 0.000%, 5/15/2033[5,10,12]	7,675,733
10,575,000	[2]	Series 2024-1X, Class SUB, 0.000%, 8/15/2033[5,10,12]	9,140,925
14,550,000	[2]	Series 2024-2X, Class SUB, 0.000%, 5/15/2034[5,10,12]	15,127,522

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]			Value
		COLLATERALIZED LOAN OBLIGATIONS (Continued)
8,150,000	[2]	Series 2024-3A, Class SUB, 0.000%, 5/15/2034[5,7,10,12]	$8,447,264
2,500,000	[2]	Series 2021-2X, Class SUB, 0.000%, 4/15/2035[5,10,12]	1,868,701
10,000,000	[2]	Series 2023-1X, Class SUB, 0.000%, 7/15/2036[5,10,12]	8,046,822
11,000,000	[2]	Series 2023-2X, Class SUB, 0.000%, 10/15/2036[5,10,12]	7,836,088
14,000,000	[2]	Series 2024-1X, Class SUB, 0.000%, 5/15/2037[5,10,12]	13,816,414
9,453,750	[2]	Series 2024-2X, Class SUB, 0.000%, 10/15/2037[5,10,12]	9,255,057
4,500,000	[2]	Series 2024-2X, Class F, 11.744% (3-Month Euribor+824 basis points), 10/15/2037[4,5,12]	4,567,036
1,700,000	[2]	Series 2023-1X, Class FR, 10.953% (3-Month Euribor+827 basis points), 1/15/2038[4,5,12]	1,708,100
		Palmer Square Loan Funding Ltd.
1,250,000		Series 2020-1A, Class SUB, 0.000%, 2/20/2028[5,6,7,8,10,12]	—
2,250,000		Series 2020-4A, Class SUB, 0.000%, 11/25/2028[5,6,7,8,10,12]	—
1,250,000		Series 2021-1A, Class SUB, 0.000%, 4/20/2029[5,6,7,10,12]	625,851
2,150,000		Series 2021-2A, Class SUB, 0.000%, 5/20/2029[5,6,7,10,12]	1,266,976
1,500,000		Series 2021-3A, Class SUB, 0.000%, 7/20/2029[5,6,7,10,12]	900,040
3,100,000		Series 2021-4A, Class SUB, 0.000%, 10/15/2029[5,6,7,10,12]	1,980,325
5,235,000		Series 2022-1A, Class SUB, 0.000%, 4/15/2030[5,6,7,10,12]	3,138,000
6,000,000		Series 2022-2A, Class SUB, 0.000%, 10/15/2030[5,6,7,10,12]	4,440,451
1,250,000		Series 2022-5I, Class SUB, 0.000%, 1/15/2031[5,6,8,10,12]	—
6,250,000		Series 2022-3A, Class SUB, 0.000%, 4/15/2031[5,6,7,10,12]	5,745,872
4,675,000		Series 2023-1A, Class SUB, 0.000%, 7/20/2031[5,6,7,10,12]	114,294
8,050,000		Series 2022-4A, Class SUB, 0.000%, 7/24/2031[5,6,7,10,12]	7,229,015
6,600,000		Series 2023-2A, Class SUB, 0.000%, 1/25/2032[5,6,7,10,12]	6,130,778
16,250,000		Series 2024-3A, Class SUB, 0.000%, 8/8/2032[5,6,7,10,12,13]	15,785,859
8,000,000		Series 2024-1A, Class SUB, 0.000%, 10/15/2032[5,6,7,10,12]	8,019,350
750,000		Series 2024-1A, Class E, 11.681% (3-Month Term SOFR+657 basis points), 10/15/2032[4,5,6,7,12]	744,460
17,500,000		Series 2024-2A, Class SUB, 0.000%, 1/15/2033[5,6,7,10,12]	17,529,888
4,000,000		Series 2023-1A, Class SUB, 0.000%, 1/20/2036[5,6,7,10,12]	4,195,940
9,500,000		Series 2023-2A, Class SUB, 0.000%, 4/20/2036[5,6,7,10,12]	9,640,423
8,000,000		Series 2023-3A, Class SUB, 0.000%, 1/20/2037[5,6,7,10,12]	7,713,950
13,760,000		Series 2024-1A, Class SUB, 0.000%, 4/15/2037[5,6,7,10,12]	13,402,089
11,000,000		Series 2024-2A, Class SUB, 0.000%, 7/20/2037[5,6,7,10,12]	10,226,477
6,500,000		Series 2024-3A, Class SUB, 0.000%, 7/20/2037[5,6,7,10,12]	6,202,393
12,750,000		Series 2023-4A, Class SUB, 0.000%, 10/20/2037[5,6,7,10,12]	12,399,662
14,000,000		Series 2024-4A, Class SUB, 0.000%, 1/15/2038[5,6,7,10,12]	14,000,000
1,000,000		Post CLO Ltd. Series 2024-1A, Class E, 11.417% (3-Month Term SOFR+680 basis points), 4/20/2037[4,5,6,7]	1,027,219
17,800,000	[2]	PYMES Magdalena Series 11, Class NOTE, 2.924% (3-Month Euribor+0 basis points), 7/4/2054[3,4,5]	18,437,953

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
	Regatta Funding Ltd.
1,500,000	Series 2018-4A, Class C, 8.187% (3-Month Term SOFR+356 basis points), 10/25/2031[4,5,6,7]	$1,507,224
1,000,000	Series 2019-2A, Class ER, 11.756% (3-Month Term SOFR+710 basis points), 1/15/2033[4,5,6,7]	1,004,384
1,500,000	Series 2016-1A, Class A1R2, 5.766% (3-Month Term SOFR+141 basis points), 6/20/2034[4,5,6,7]	1,501,798
1,000,000	Series 2023-2A, Class D, 9.876% (3-Month Term SOFR+525 basis points), 1/25/2037[4,5,6,7]	1,038,610
1,000,000	Series 2017-1A, Class D1R, 8.347% (3-Month Term SOFR+370 basis points), 4/17/2037[4,5,6,7]	1,021,384
1,000,000	Series 2021-3A, Class D1R, 7.667% (3-Month Term SOFR+310 basis points), 10/15/2037[4,5,6,7]	1,000,013
1,000,000	Series 2021-5A, Class D1R, 7.115% (3-Month Term SOFR+280 basis points), 1/20/2038[4,5,6,7]	1,000,000
1,000,000	Silver Point CLO Ltd. Series 2024-6A, Class A1, 5.967% (3-Month Term SOFR+140 basis points), 10/15/2037[4,5,6,7]	1,002,931
10,251,068	Silver Point Loan Funding, LLC 0.000%, 10/20/2033[8]	10,802,669
2,000,000	Sound Point CLO Ltd. Series 2017-3A, Class C, 7.879% (3-Month Term SOFR+326 basis points), 10/20/2030[4,5,6,7]	2,003,945
625,000	Symphony CLO Ltd. Series 2018-19A, Class D, 7.459% (3-Month Term SOFR+281 basis points), 4/16/2031[4,5,6,7]	625,781
1,500,000	THL Credit Wind River CLO Ltd. Series 2019-3A, Class AR2, 5.716% (3-Month Term SOFR+106 basis points), 4/15/2031[4,5,6,7]	1,503,278
1,000,000	Verdelite Static CLO Ltd. Series 2024-1A, Class D, 7.467% (3-Month Term SOFR+285 basis points), 7/20/2032[4,5,6,7]	1,007,025
	Voya CLO Ltd.
500,000	Series 2013-1A, Class CR, 7.868% (3-Month Term SOFR+321 basis points), 10/15/2030[4,5,6,7]	501,620
2,000,000	Series 2014-1A, Class CR2, 7.694% (3-Month Term SOFR+306 basis points), 4/18/2031[4,5,6,7]	2,007,163
1,000,000	Series 2018-2A, Class D, 7.668% (3-Month Term SOFR+301 basis points), 7/15/2031[4,5,6,7]	1,003,388
1,250,500	Series 2019-2A, Class D, 8.579% (3-Month Term SOFR+396 basis points), 7/20/2032[4,5,6,7]	1,252,759
1,000,000	Series 2021-2A, Class E, 11.479% (3-Month Term SOFR+686 basis points), 10/20/2034[4,5,6,7]	1,002,521

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	COLLATERALIZED LOAN OBLIGATIONS (Continued)
1,000,000	Series 2019-1A, Class D1RR, 7.499% (3-Month Term SOFR+305 basis points), 10/15/2037[4,5,6,7]	$1,009,167
	TOTAL COLLATERALIZED LOAN OBLIGATIONS
	(Cost $470,251,582)	447,604,696

	COLLATERALIZED MORTGAGE OBLIGATIONS — 0.0%
304,853	CHL Mortgage Pass-Through Trust Series 2004-29, Class 1X, 0.102%, 2/25/2035[5,10,15]	3
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $0)	3

Number of Shares
		COMMON STOCKS — 2.9%
		APPLICATIONS SOFTWARE — 0.4%
72,993		ServiceTitan, Inc. - Class A*	7,508,790

		BROADCAST SERVICES/PROGRAMS — 0.0%
9,923		TEGNA, Inc.[13]	181,492

		COMMERCIAL SERVICES-FINANCE — 0.1%
8,5412		Olinda SAS[8]	1,295,394

		COMPUTER AIDED DESIGN — 0.0%
110		ANSYS, Inc.*	37,106

		COSMETICS & TOILETRIES — 0.0%
—	[16]	Big Tree Cloud Holdings Ltd.*,6	—	[17]

		ELECTRIC PRODUCTS-MISCELLANEOUS — 0.1%
2,000,000		Progress Lighting, LLC[8,19]	2,000,000

		FINANCE-CREDIT CARD — 0.1%
188,986		Airwallex ESOP Ltd.[8]	3,125,828

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares			Value
		COMMON STOCKS (Continued)
		FINANCE-CREDIT CARD (Continued)
259		Discover Financial Services	$44,867
			3,170,695
		Financial Service — 0.5%
786		Raisin SE8	9,907,638

		FOOD-RETAIL — 0.0%
23,798		Misfits Market, Inc.[8]	1,045,684

		GAMING & ENTERTAINMENT — 0.4%
13,885		Epic Games, Inc.[8]	8,293,233

		HUMAN RESOURCES — 0.2%
24,155		Workrise Technologies, Inc.[8]	3,212,857

		INVESTMENT COMPANIES — 0.2%
175,546		Chime Financial, Inc.[8]	4,444,825

		MEDICAL-BIOMEDICAL/GENERICS — 0.0%
—	[16]	Klotho Neurosciences, Inc.*	—	[17]

		MEDICAL-OUTPATIENT/HOME MEDICAL — 0.0%
6,404		Amedisys, Inc.*,13	581,419

		OIL COMP-EXPLORATION & PRODUCTION — 0.0%
216		Hess Corp.	28,730

		SPECIFIED PURPOSE ACQUISITIONS — 1.0%
35,000		AA Mission Acquisition Corp. - Class A*	353,500
39,796		Aimei Health Technology Co., Ltd.[6]	420,644
19,429		Alphatime Acquisition Corp.[6]	221,491
35,000		Andretti Acquisition Corp. II - Class A*	349,650
42,210		Ares Acquisition Corp. II - Class A*	463,466
126,020		Black Hawk Acquisition Corp. - Class A*	1,308,088
17,052		Black Spade Acquisition II Co. - Class A*,6	169,326
20,000		Bleichroeder Acquisition Corp. I - Class A*	197,200
35,000		Bowen Acquisition Corp.*	382,200
15,000		Cantor Equity Partners, Inc. - Class A*	154,800
31,500		Cayson Acquisition Corp.*	318,150
33,486		Centurion Acquisition Corp. - Class A*	338,376
35,000		Charlton Aria Acquisition Corp. - Class A*	348,600
27,296		Chenghe Acquisition II Co.*,6	276,236
23,334		Cohen Circle Acquisition Corp. I*	233,340
19,797		Colombier Acquisition Corp. II - Class A*	232,615
160,000		DT Cloud Acquisition Corp.*,6	1,670,400
35,000		DT Cloud Star Acquisition Corp.*	352,450
25,000		Dynamix Corp. - Class A*	244,500
39,999		EQV Ventures Acquisition Corp. - Class A*	399,190
15,490		Eureka Acquisition Corp.*,6	157,378
29,513		Flag Ship Acquisition Corp.*	299,852
35,000		Future Vision II Acquisition Corp.*,6	350,875

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares			Value
		COMMON STOCKS (Continued)
		SPECIFIED PURPOSE ACQUISITIONS (Continued)
20,000		FutureTech II Acquisition Corp.	$232,200
20,000		GigCapital7 Corp. - Class A*	199,800
60,098		GP Act III Acquisition Corp. - Class A*	609,394
25,000		Graf Global Corp. - Class A*	252,250
20,342		Haymaker Acquisition Corp. IV - Class A*	219,083
20,000		HCM II Acquisition Corp. - Class A*	200,400
47,773		IB Acquisition Corp.*	483,941
162,277		Iron Horse Acquisitions Corp.*	1,669,830
62,700		JVSPAC Acquisition Corp. - Class A*,6	654,588
1,748		Kairous Acquisition Corp. Ltd.*,6	21,448
20,000		Launch One Acquisition Corp. - Class A*	200,800
35,000		Launch Two Acquisition Corp. - Class A*	348,600
117,246		Legato Merger Corp. III*	1,206,461
28,344		Lionheart Holdings - Class A*	286,274
75,000		M3-Brigade Acquisition V Corp. - Class A*	754,500
29,900		Melar Acquisition Corp. I - Class A*	301,392
45,622		Nabors Energy Transition Corp. II - Class A*	492,718
27,670		Newbury Street Acquisition Corp.*	320,695
15,561		Papaya Growth Opportunity Corp. I - Class A*	175,061
11,890		Quetta Acquisition Corp.*	125,440
19,239		RF Acquisition Corp. - Class A*,6	220,671
13,377		RF Acquisition Corp. II*,6	136,713
35,000		Rising Dragon Acquisition Corp.*,6	350,700
19,998		Silverbox Corp. IV - Class A*	201,780
20,000		SIM Acquisition Corp. I - Class A*	200,800
11,894		Spark I Acquisition Corp.*	126,552
27,573		Trailblazer Merger Corp. I*	306,336
35,000		Vine Hill Capital Investment Corp. - Class A*	351,750
65,000		Voyager Acquisition Corp. - Class A*	651,950
35,000		YHN Acquisition I Ltd.*,6	352,100
			20,896,553
		TELECOMMUNICATION EQUIPMENT — 0.0%
992		Juniper Networks, Inc.	37,150

		TRANSPORT-SERVICES — 0.0%
—	[16]	PS International Group Ltd.*,6	—	[17]
		TOTAL COMMON STOCKS
		(Cost $54,318,329)	60,641,567

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	CORPORATE BONDS — 2.0%
	INVESTMENT COMPANIES — 2.0%
2,000,000	Barings BDC, Inc. 7.000%, 2/15/2029[5]	$2,049,304
3,000,000	BlackRock TCP Capital Corp. 6.950%, 5/30/2029[5]	3,124,314
2,100,000	Blackstone Private Credit Fund 2.625%, 12/15/2026[5]	2,001,464
3,000,000	Blue Owl Capital Corp. 3.750%, 7/22/2025[5,13]	2,975,934
1,000,000	Blue Owl Capital Corp. II 8.450%, 11/15/2026[5]	1,048,958
2,000,000	Blue Owl Capital Corp. III 3.125%, 4/13/2027[5]	1,888,460
	Blue Owl Credit Income Corp.
1,000,000	5.500%, 3/21/2025	1,000,238
2,000,000	7.950%, 6/13/2028[5,7]	2,124,310
	Blue Owl Technology Finance Corp.
3,000,000	6.750%, 6/30/2025[5,7]	3,011,076
1,000,000	4.750%, 12/15/2025[5,7]	989,561
3,045,000	6.750%, 4/4/2029[5,7]	3,065,749
40,000	Capital Southwest Corp. 3.375%, 10/1/2026[5]	38,150
500,000	Carlyle Secured Lending, Inc. 6.750%, 2/18/2030[5]	510,558
	Franklin BSP Capital Corp.
150,000	3.250%, 3/30/2026[5]	145,890
2,000,000	7.200%, 6/15/2029[5,7]	2,038,004
	FS KKR Capital Corp.
1,500,000	4.125%, 2/1/2025[5]	1,498,051
2,000,000	2.625%, 1/15/2027[5]	1,893,946
2,000,000	Golub Capital BDC, Inc. 2.050%, 2/15/2027[5]	1,857,278
	MidCap Financial Investment Corp.
1,659,000	5.250%, 3/3/2025	1,654,995
605,000	4.500%, 7/16/2026[5]	585,222
4,000,000	New Mountain Finance Corp. 6.875%, 2/1/2029[5]	4,035,668
	Oaktree Specialty Lending Corp.
1,000,000	2.700%, 1/15/2027[5]	941,428
3,000,000	7.100%, 2/15/2029[5]	3,093,603
2,000,000	PennantPark Investment Corp. 4.000%, 11/1/2026[5]	1,892,378
		43,464,539

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Principal Amount[1]		Value
	INVESTMENT COMPANIES (Continued)
	TOTAL CORPORATE BONDS
	(Cost $42,334,040)	43,464,539

Number of Shares
	MUTUAL FUNDS — 4.4%
3,082,862	Driehaus Event Driven Fund[12]	38,751,569
3,946,799	Glenmede Secured Options Portfolio - Class Institutional[12]	55,057,850
	TOTAL MUTUAL FUNDS
	(Cost $93,026,708)	93,809,419

	PREFERRED STOCKS — 2.5%
	APPLICATIONS SOFTWARE — 0.4%
	Ramp Business Corp.
217,339	Series A-2, 0.000%*,8,18	6,411,501
59,684	Series C-3, 0.000%*,8,18	1,760,678
		8,172,179
	CLOSED-END FUNDS — 0.0%
	Eagle Point Credit Co., Inc.
10,000	Series F, 8.000%, 1/31/2029[5]	249,443
	Eagle Point Income Co., Inc.
7,414	Series C, 8.000%, 4/30/2029[5]	185,498
		434,941
	COMMERCIAL SERVICES-FINANCE — 0.2%
	Olinda SAS
34,165	Series D, 0.000%*,8,18	5,298,158

	FINANCE-CREDIT CARD — 0.5%
	Airwallex (Cayman) Limited
160,000	Series A, 0.000%*,8,18	2,644,800
282,196	Series B2, 0.000%*,8,18	4,673,166
143,991	Series E, 0.000%*,8,18	2,421,928
		9,739,894
	FOOD-RETAIL — 0.2%
	Misfits Market, Inc.
83,287	Series A-1, 0.000%*,8,18	3,685,450

	HUMAN RESOURCES — 0.3%
	Workrise Technologies, Inc.
4,873	Series A, 0.000%*,8,18	660,730
10,200	Series B, 0.000%*,8,18	1,402,806
20,468	Series C, 0.000%*,8,18	3,244,383

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares			Value
		HUMAN RESOURCES (Continued)
6,198		Series D, 0.000%*,8,18	$1,191,999
			6,499,918
		INVESTMENT COMPANIES — 0.6%
		Chime Financial, Inc.
27,000		Series A, 0.000%*,8,18	689,850
210,870		Series B, 0.000%*,8,18	5,341,337
39,583		Series D, 0.000%*,8,18	1,005,804
83,750		Series F, 0.000%*,8,18	2,258,738
		CION Investment Corp.
17,500		7.500%, 12/30/2029[5]	441,525
		MidCap Financial Investment Corp.
123,364		8.000%, 12/15/2028[5]	3,161,819
		New Mountain Finance Corp.
20,000		8.250%, 11/15/2028[5]	523,600
			13,422,673
		SPECIFIED PURPOSE ACQUISITIONS — 0.3%
		Empower Finance, Inc.
351,202		Series C , 0.000%*,8,18	2,549,727
		Route App, Inc.
1,171,875		Series A1, 0.000%*,8,18	4,500,000
			7,049,727
		TOTAL PREFERRED STOCKS
		(Cost $51,585,230)	54,302,940

		PRIVATE INVESTMENT FUNDS — 16.9%
N/A	[14]	137 Holdings MA, LLC	1,500,000
N/A	[14]	137 Holdings MS, LLC	667,031
N/A	[14]	137 Holdings RBC, LLC	2,500,000
N/A	[14]	137 Ventures VI, LP	9,339,767
N/A	[14]	Arlington Capital Partners VI LP	2,117,980
N/A	[14]	Audax Private Credit Fund LP	9,603,358
N/A	[14]	Blue Owl Real Estate Net Lease Property Fund LP	52,131,827
N/A	[14]	Core Spaces Fund IV LP	2,064,795
N/A	[14]	DSC Meridian Credit Opportunities Onshore Fund LP8	35,188,324
N/A	[14]	Eisler Capital Multi Strategy Fund LP8	32,287,320
N/A	[14]	FCP Realty Fund VI-A LP	1,277,531
N/A	[14]	Hedosophia Investors VI E LP	2,113,114
N/A	[14]	Hedosophia Partners VI LP	4,894,191
N/A	[14]	Hedosophia SP A LP	1,954,630
N/A	[14]	Hillpointe Workforce Housing Partner V LP19	3,901,742

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares			Value
		PRIVATE INVESTMENT FUNDS (Continued)
N/A	[14]	HS Investments V F LP	$2,339,132
N/A	[14]	HS Investments VI A LP	9,821,153
N/A	[14]	HS Investments VI B LP	2,500,000
N/A	[14]	Hudson Bay Fund LP8	3,505,954
N/A	[14]	KQ Partners Fund LP	2,003,002
N/A	[14]	Linden Investors LP8	24,596,575
N/A	[14]	Nuveen Real Estate U.S. Cities Industrial Fund LP8	7,268,453
N/A	[14]	Nuveen Real Estate U.S. Cities Multifamily Fund LP8	6,595,986
N/A	[14]	Old Orchard Credit Fund LP8	23,494,537
N/A	[14]	Point72 Capital LP8	35,016,092
N/A	[14]	Quiet OA Access LP	3,002,298
N/A	[14]	Quiet SPV R9 LP	11,053
N/A	[14]	Quiet T1 LP	1,943,935
N/A	[14]	Quiet Venture III Fund LP	5,443,781
N/A	[14]	Rivernorth Capital Partners LP8,12	19,206,460
N/A	[14]	Savory Fund III Blocked LP	1,221,828
N/A	[14]	Seer Capital Partners Fund LP	2,973,982
N/A	[14]	Seer Capital Regulatory Capital Relief Fund LP	7,169,637
N/A	[14]	TCW Rescue Financing Fund II LP	4,035,251
N/A	[14]	TPG Tech Adjacencies II LP	1,712,943
N/A	[14]	Walleye Opportunities Fund LP8	34,333,963
N/A	[14]	Whitehawk IV-Plus Onshore Fund LP	2,288,763
		TOTAL PRIVATE INVESTMENT FUNDS
		(Cost $327,427,437)	362,026,388

		REAL ESTATE INVESTMENT TRUSTS — 8.9%
1,419,371		Bailard Real Estate Investment Trust, Inc.[8]	43,546,308
8,959,658		Cire Real Estate Investment Trust, Inc.	94,443,148
1,992,811		Invesco Real Estate Income Trust, Inc. - Class I8,12	53,621,457
		TOTAL REAL ESTATE INVESTMENT TRUSTS
		(Cost $190,637,072)	191,610,913

		RIGHTS — 0.0%
481		ABIOMED, Inc., Expiration Date: December 30, 2029*,8,13	491
39,796		Aimei Health Technology Co., Ltd., Expiration Date: February 10, 2025*	4,776
1,489		Alpha Star Acquisition Corp., Expiration Date: January 28, 2025*	8
19,429		Alphatime Acquisition Corp., Expiration Date: March 27, 2025*	2,625
24,475		AlphaVest Acquisition Corp., Expiration Date: February 11, 2025*	2,550
19,609		Aquaron Acquisition Corp., Expiration Date: May 14, 2025*	3,334
26,811		Bayview Acquisition Corp.*	2,708
16,328		Bellevue Life Sciences Acquisition Corp., Expiration Date: February 22, 2025*	1,866
25,204		Black Hawk Acquisition Corp., Expiration Date: April 16, 2025*	25,204
20,000		Bleichroeder Acquisition Corp. I*	3,400
35,000		Bowen Acquisition Corp., Expiration Date: November 26, 2026*	4,732

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares		Value
	RIGHTS (Continued)
1,207	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	$36
31,500	Cayson Acquisition Corp.*	3,780
35,000	Charlton Aria Acquisition Corp., Expiration Date: March 16, 2025*	4,900
31,924	Distoken Acquisition Corp., Expiration Date: February 13, 2025*,6	3,192
160,000	DT Cloud Acquisition Corp., Expiration Date: October 23, 2025*,6	24,800
35,000	DT Cloud Star Acquisition Corp., Expiration Date: February 13, 2025*	4,550
23,028	ESH Acquisition Corp., Expiration Date: March 31, 2025*	2,073
15,490	Eureka Acquisition Corp.*,6	2,325
29,513	Flag Ship Acquisition Corp., Expiration Date: Pending*	2,954
35,000	Future Vision II Acquisition Corp., Expiration Date: December 12, 2025*,6	3,857
23,181	Global Lights Acquisition Corp., Expiration Date: April 15, 2025*,6	3,257
1,763	Globalink Investment, Inc., Expiration Date: February 13, 2025*	25
23,908	Goldenstone Acquisition Ltd., Expiration Date: January 11, 2025*	1,776
19,947	Horizon Space Acquisition I Corp., Expiration Date: March 31, 2025*	2,294
14,391	Hudson Acquisition I Corp., Expiration Date: February 26, 2025*	2,303
47,773	IB Acquisition Corp., Expiration Date: March 29, 2025*	3,311
162,277	Iron Horse Acquisitions Corp., Expiration Date: February 27, 2025*	47,060
62,700	JVSPAC Acquisition Corp., Expiration Date: February 18, 2025*,6	15,675
1,748	Kairous Acquisition Corp. Ltd., Expiration Date: February 20, 2025*,6	18
20,035	Metal Sky Star Acquisition Corp., Expiration Date: April 14, 2025*	1,004
1,689	Mountain Crest Acquisition Corp. V, Expiration Date: January 13, 2025*	53
3,780	NorthView Acquisition Corp., Expiration Date: February 16, 2025*	76
19,479	Qomolangma Acquisition Corp., Expiration Date: January 12, 2025*,8	1,967
1,189	Quetta Acquisition Corp., Expiration Date: May 1, 2025*	1,391
19,239	RF Acquisition Corp., Expiration Date: February 26, 2025*,6	3,005
13,377	RF Acquisition Corp. II, Expiration Date: February 13, 2025*,6	738
35,000	Rising Dragon Acquisition Corp., Expiration Date: November 4, 2025*,6	4,949
27,573	Trailblazer Merger Corp. I, Expiration Date: February 12, 2025*	6,066
3,680	Welsbach Technology Metals Acquisition Corp., Expiration Date: April 14, 2025*	276
35,000	YHN Acquisition I Ltd., Expiration Date: February 13, 2025*,6	3,853
	TOTAL RIGHTS
	(Cost $491)	203,258

Number of Units
	UNITS — 0.2%
	SPECIFIED PURPOSE ACQUISITIONS — 0.2%
35,000	Aldel Financial II, Inc.*	352,100
1	Black Spade Acquisition II Co.*,6	10
21,424	CO2 Energy Transition Corp.*	214,883
1	EQV Ventures Acquisition Corp.*	10
40,000	Fact II Acquisition Corp.*	399,200
35,000	Horizon Space Acquisition II Corp.*	351,750

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Units		Value
	UNITS (Continued)
	SPECIFIED PURPOSE ACQUISITIONS (Continued)
40,000	Jackson Acquisition Co. II*	$402,400
1	Lionheart Holdings*	10
40,000	Mountain Lake Acquisition Corp.*	400,800
20,000	Newbury Street II Acquisition Corp.*	199,600
35,536	Range Capital Acquisition Corp.*	356,782
40,000	Roman DBDR Acquisition Corp. II*	398,800
36,000	Shepherd Ave Capital Acquisition Corp.*	360,720
2	Silverbox Corp. IV*	20
26,253	Tavia Acquisition Corp.*,6	263,580
40,000	Translational Development Acquisition Corp.*	401,200
		4,101,865
	TOTAL UNITS
	(Cost $4,090,368)	4,101,865

Number of Shares
	WARRANTS — 0.0%
17,500	AA Mission Acquisition Corp., Expiration Date: July 31, 2030*	1,225
19,983	Able View Global, Inc., Expiration Date: May 15, 2028*,6	232
522	Abpro Holdings, Inc., Expiration Date: June 2, 2028*	33
287	Advantage Capital Holdings, LLC, Expiration Date: January 28, 2025*,8	620,752
1,341	Aeries Technology, Inc., Expiration Date: October 19, 2026*	47
9,241	Alchemy Investments Acquisition Corp. I, Expiration Date: June 26, 2028*	833
881	AleAnna, Inc., Expiration Date: December 12, 2029*	123
1,489	Alpha Star Acquisition Corp., Expiration Date: December 13, 2026*	2
19,429	Alphatime Acquisition Corp., Expiration Date: January 17, 2028*	389
733	AltEnergy Acquisition Corp., Expiration Date: November 1, 2028*	4
17,500	Andretti Acquisition Corp. II, Expiration Date: October 24, 2029*	2,711
21,105	Ares Acquisition Corp. II, Expiration Date: June 12, 2028*	3,166
923	Australian Oilseeds Holdings Ltd., Expiration Date: March 21, 2029*,6	31
68	Banzai International, Inc., Expiration Date: December 31, 2026*	1
1,469	Battery Future Acquisition Corp., Expiration Date: May 25, 2028*	44
16,328	Bellevue Life Sciences Acquisition Corp., Expiration Date: February 10, 2028*	653
2,223	Beneficient, Expiration Date: March 14, 2028*	17
18,409	Big Tree Cloud Holdings Ltd., Expiration Date: May 31, 2029*,6	545
870	Binah Capital Group, Inc., Expiration Date: June 6, 2028*	56
1,012	BitFuFu, Inc., Expiration Date: June 6, 2028*	557
5,684	Black Spade Acquisition II Co., Expiration Date: August 27, 2030*	2,274
310	Brand Engagement Network, Inc., Expiration Date: December 31, 2027*	17
596	Breeze Holdings Acquisition Corp., Expiration Date: May 24, 2027*	101
1,466	Cactus Acquisition Corp. 1 Ltd., Expiration Date: October 29, 2026*	21
16,743	Centurion Acquisition Corp., Expiration Date: August 1, 2029*	2,260

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
323	Cero Therapeutics Holdings, Inc., Expiration Date: September 1, 2026*	$3
13,648	Chenghe Acquisition II Co., Expiration Date: July 29, 2029*	546
5,454,545	CherCo, LLC, Expiration Date: August 31, 2032*,8	109,091
2,030	Coeptis Therapeutics Holdings, Expiration Date: October 31, 2025*	45
7,778	Cohen Circle Acquisition Corp. I, Expiration Date: November 28, 2029*	3,422
6,599	Colombier Acquisition Corp. II, Expiration Date: December 31, 2028*	10,558
968	Comera Life Sciences Holdings, Inc., Expiration Date: May 19, 2027*	—	[17]
13,333	Concord Acquisition Corp. II, Expiration Date: December 31, 2028*	533
117	Corner Growth Acquisition Corp., Expiration Date: December 31, 2027*	23
935	Corner Growth Acquisition Corp. 2, Expiration Date: June 17, 2026*	33
1,380	Critical Metals Corp., Expiration Date: June 5, 2028*,6	305
9,833	Denali Capital Acquisition Corp., Expiration Date: April 7, 2027*	366
31,924	Distoken Acquisition Corp., Expiration Date: March 30, 2028*	565
9,836	dMY Squared Technology Group, Inc., Expiration Date: November 21, 2027*	2,311
12,500	Dynamix Corp., Expiration Date: December 5, 2029*	3,257
13,333	EQV Ventures Acquisition Corp., Expiration Date: June 30, 2031*	4,800
1,464	Euda Health Holdings Ltd., Expiration Date: September 24, 2026*,6	163
1,469	EVe Mobility Acquisition Corp, Expiration Date: May 11, 2028*	59
460	Everest Consolidator Acquisition Corp., Expiration Date: July 19, 2028*	9
795	Finnovate Acquisition Corp., Expiration Date: September 30, 2026*	30
1,228	FOXO Technologies, Inc., Expiration Date: August 1, 2027*	26
1,177	Genesis Growth Tech Acquisition Corp., Expiration Date: May 19, 2028*	1
20,000	GigCapital7 Corp. - Class A, Expiration Date: September 10, 2029*	1,286
280,000	Glass House Brands, Inc., Expiration Date: January 15, 2026*,6	112,000
534	Global Gas Corp., Expiration Date: October 29, 2027*	1
1,763	Globalink Investment, Inc., Expiration Date: December 2, 2026*	8
23,908	Goldenstone Acquisition Ltd., Expiration Date: July 15, 2026*	1,028
69	Gorilla Technology Group, Inc., Expiration Date: July 14, 2027*	69
30,049	GP-Act III Acquisition Corp., Expiration Date: December 30, 2027*	3,906
12,500	Graf Global Corp., Expiration Date: December 31, 2025*	1,625
10,171	Haymaker Acquisition Corp. IV, Expiration Date: September 12, 2028*	1,424
10,000	HCM II Acquisition Corp., Expiration Date: October 9, 2029*	1,200
674	Healthcare AI Acquisition Corp., Expiration Date: December 14, 2026*	1
1,198	Helport AI Ltd., Expiration Date: August 4, 2029*	296
16,500	Hennessy Capital Investment Corp. VI, Expiration Date: December 31, 2027*	1,998
1,173	Heramba Electric PLC, Expiration Date: October 9, 2028*,6	63
1,382	Holdco Nuvo Group DG Ltd., Expiration Date: October 23, 2028*,6	1
19,947	Horizon Space Acquisition I Corp., Expiration Date: January 26, 2028*	365
2,424	Hub Cyber Security Ltd., Expiration Date: February 27, 2028*	97
14,883	iCoreConnect, Inc., Expiration Date: May 14, 2028*	22
1,235,429	IFit, Inc., Expiration Date: February 24, 3030*,8	—
19,363	Inflection Point Acquisition Corp. II, Expiration Date: July 17, 2028*	9,488

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
981	Integrated Rail and Resources Acquisition Corp., Expiration Date: November 11, 2026*	$98
1,177	Integrated Wellness Acquisition Corp., Expiration Date: October 31, 2028*	4
162,277	Iron Horse Acquisitions Corp., Expiration Date: February 16, 2029*	5,680
10,018	Israel Acquisitions Corp., Expiration Date: February 28, 2028*	404
23,278	Jaws Mustang Acquisition Corp., Expiration Date: January 30, 2026*	582
874	Kairous Acquisition Corp. Ltd., Expiration Date: September 15, 2026*	5
20,023	Klotho Neurosciences, Inc., Expiration Date: March 15, 2027*	925
10,000	Launch One Acquisition Corp., Expiration Date: August 28, 2029*	1,350
17,500	Launch Two Acquisition Corp., Expiration Date: November 25, 2029*	3,150
58,623	Legato Merger Corp. III, Expiration Date: March 28, 2029*	9,380
14,172	Lionheart Holdings, Expiration Date: August 8, 2029*	1,559
37,500	M3-Brigade Acquisition V Corp., Expiration Date: September 22, 2030*	6,750
479	Maquia Capital Acquisition Corp., Expiration Date: December 31, 2027*	11
14,950	Melar Acquisition Corp. I, Expiration Date: May 31, 2031*	1,719
20,035	Metal Sky Star Acquisition Corp., Expiration Date: April 1, 2027*	659
940	MicroAlgo, Inc., Expiration Date: December 31, 2027*	51
2,925	MicroCloud Hologram, Inc., Expiration Date: January 31, 2028*	986
770	MSP Recovery, Inc., Expiration Date: February 14, 2026*	38
1,265	MultiMetaVerse Holdings Ltd., Expiration Date: March 15, 2027*	31
666	MultiSensor AI Holdings, Inc., Expiration Date: September 1, 2027*	27
22,811	Nabors Energy Transition Corp. II, Expiration Date: September 5, 2028*	3,650
27,873	Nature's Miracle Holding, Inc., Expiration Date: March 12, 2029*	404
833	New Era Helium, Inc., Expiration Date: December 6, 2029*	441
9,699	New Horizon Aircraft Ltd., Expiration Date: April 3, 2028*	921
1,335	Newbury Street Acquisition Corp., Expiration Date: December 31, 2027*	120
577	NKGen Biotech, Inc., Expiration Date: May 31, 2028*	58
237	Northern Revival Acquisition Corp., Expiration Date: December 31, 2027*	5
1,890	NorthView Acquisition Corp., Expiration Date: August 1, 2027*	76
544	Nukkleus, Inc., Expiration Date: December 31, 2025*	128
1,061	Nvni Group Ltd., Expiration Date: November 1, 2028*	70
2,885	OceanTech Acquisitions I Corp., Expiration Date: May 10, 2026*	—
2,151	OneMedNet Corp., Expiration Date: December 31, 2028*	45
277	Onyx Acquisition Co. I, Expiration Date: November 29, 2028*,8	1
522	Papaya Growth Opportunity Corp. I, Expiration Date: December 31, 2028*	11
479	Prenetics Global Ltd., Expiration Date: December 31, 2026*,6	4
1,990	Presto Automation, Inc., Expiration Date: September 30, 2025*	4
948	Priveterra Acquisition Corp. II, Expiration Date: December 31, 2025*	19
19,479	Qomolangma Acquisition Corp., Expiration Date: November 23, 2027*,8	312
19,239	RF Acquisition Corp., Expiration Date: May 1, 2028*	962
419	Roadzen, Inc., Expiration Date: January 13, 2025*	63
58	Roth CH Acquisition Co., Expiration Date: October 28, 2028*	—	[17]

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares		Value
	WARRANTS (Continued)
862	Royalty Management Holding Corp., Expiration Date: May 28, 2026*	$16
142	Silexion Therapeutics Corp., Expiration Date: August 14, 2029*	5
6,666	Silverbox Corp. IV, Expiration Date: September 23, 2029*	1,403
10,000	SIM Acquisition Corp. I, Expiration Date: August 27, 2029*	1,000
1,693	SMX Security Matters PLC, Expiration Date: March 7, 2028*	93
444	Southland Holdings, Inc., Expiration Date: August 31, 2026*	107
881	Southport Acquisition Corp., Expiration Date: May 24, 2028*	176
5,947	Spark I Acquisition Corp., Expiration Date: November 27, 2028*	632
2,102	Spree Acquisition Corp. 1 Ltd., Expiration Date: December 22, 2028*	21
441	SunCar Technology Group, Inc., Expiration Date: May 18, 2028*,6	141
940	Syntec Optics Holdings, Inc., Expiration Date: November 8, 2026*	103
852	TG Venture Acquisition Corp., Expiration Date: August 15, 2028*	—
166	TLGY Acquisition Corp., Expiration Date: January 14, 2028*	3
1,544	TNL Mediagene, Expiration Date: June 14, 2028*,6	76
2,100	Triller Group, Inc., Expiration Date: March 14, 2027*	306
17,500	Vine Hill Capital Investment Corp., Expiration Date: October 25, 2029*	2,452
1,805	Viveon Health Acquisition Corp., Expiration Date: December 31, 2027*	1
916	Volato Group, Inc., Expiration Date: December 3, 2028*	14
32,500	Voyager Acquisition Corp., Expiration Date: May 15, 2031*	4,062
637	VSee Health, Inc., Expiration Date: November 3, 2028*	28
430	XBP Europe Holdings, Inc., Expiration Date: December 31, 2027*	17
	TOTAL WARRANTS
	(Cost $704,415)	958,477

	SHORT-TERM INVESTMENTS — 5.2%
110,872,722	Morgan Stanley Institutional Liquidity Fund - Government Portfolio - Institutional Class, 4.32%[13,20]	110,872,722

	TOTAL SHORT-TERM INVESTMENTS
	(Cost $110,872,722)	110,872,722
	TOTAL INVESTMENTS — 103.0%
	(Cost $2,186,209,047)	2,211,734,898

	Liabilities in Excess of Other Assets — (3.0)%	(65,357,818)
	TOTAL NET ASSETS — 100.0%	$2,146,377,080

	SECURITIES SOLD SHORT — (0.0)%
	COMMON STOCKS — (0.0)%
	COMPUTER AIDED DESIGN — (0.0)%
(38)	Synopsys, Inc.*	(18,444)

	FINANCE-CREDIT CARD — (0.0)%
(264)	Capital One Financial Corp.	(47,076)

	OIL COMP-INTEGRATED — (0.0)%
(211)	Chevron Corp.	(30,561)

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	OIL COMP-INTEGRATED (Continued)
	TOTAL COMMON STOCKS
	(Proceeds $93,368)	(96,081)
	TOTAL SECURITIES SOLD SHORT
	(Proceeds $93,368)	$(96,081)

LLC — Limited Liability Company
LP — Limited Partnership
PLC — Public Limited Company

* Non-income producing security.

[1] Principal Amount denoted in USD unless otherwise noted.
[2] Principal Amount denoted in local currency.
[3] All or a portion of this investment is a holding of FTAOF Cayman Sub1 Ltd.
[4] Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[5] Callable.
[6] Foreign security denominated in U.S. Dollars.
[7] Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $321,076,935, which represents 14.96% of the total net assets of the Fund.
[8] The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
[9] Payment-in-kind interest is generally paid by issuing additional par of the security rather than paying cash.
[10] Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
[11] Security is in default.
[12] Affiliated company.
[13] All or a portion of this security is segregated as collateral for securities sold short. The market value of the securities pledged as collateral is $16,857,957, which represents 0.79% of the total net assets of the Fund.
[14] Investment does not issue shares.
[15] Interest-only security.
[16] Amount represents less than 0.5 shares.
[17] Amount represents less than $0.50.
[18] Perpetual security. Maturity date is not applicable.
[19] All or a portion of this investment is a holding of FTAOF Sub1 LLC.
[20] The rate is the annualized seven-day yield at period end.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

Securities with Restrictions on Redemptions	Redemptions Permitted	Redemption Notice Period	Cost	Fair Value	Original Acquisition Date
137 Holdings MA, LLC ⁽¹⁾	Not Permitted	N/A	$1,500,000	$1,500,000	10/25/2024
137 Holdings MS, LLC ⁽¹⁾	Not Permitted	N/A	667,031	667,031	4/24/2024
137 Holdings RBC, LLC ⁽¹⁾	Not Permitted	N/A	2,509,961	2,500,000	4/24/2024
137 Ventures VI, LP ⁽¹⁾	Not Permitted	N/A	8,485,802	9,339,767	4/16/2024
Arlington Capital Partners VI LP ⁽¹⁾	Not Permitted	N/A	1,861,481	2,117,980	1/26/2024
Audax Private Credit Fund LP⁽¹⁾	Not Permitted	N/A	9,603,358	9,603,358	10/30/2024
Bailard Real Estate Investment Trust, Inc. ⁽¹⁾	Quarterly	30 Days	44,443,698	43,546,308	12/28/2018
BC Partners Lending Corp. ⁽¹⁾	Not Permitted	N/A	12,500,000	11,892,499	3/6/2023
Blue Owl Real Estate Net Lease Property Fund LP ⁽¹⁾	Quarterly	60 Days	55,000,000	52,131,827	1/25/2022
CIRE Real Estate Investment Trust, Inc. ⁽¹⁾	Quarterly⁽²⁾	90 Days	90,000,000	94,443,148	4/4/2023
Cliffwater Corporate Lending Fund - Class I	Quarterly⁽³⁾	N/A	18,730,825	19,288,813	8/4/2020
Cliffwater Enhanced Lending Fund - Class I	Quarterly⁽³⁾	N/A	73,027,337	74,297,587	4/26/2022
Core Spaces Fund IV LP⁽¹⁾	Not Permitted	N/A	2,064,795	2,064,795	10/24/2024
DSC Meridian Credit Opportunities Onshore Fund LP ⁽¹⁾	Quarterly⁽⁴⁾	65 Days	27,450,000	35,188,324	10/1/2018
Eisler Capital Multi Strategy Fund LP ⁽¹⁾	Quarterly⁽⁴⁾	65 Days	29,000,000	32,287,320	12/1/2022
FCP Realty Fund VI-A LP ⁽¹⁾	Not Permitted	N/A	1,626,897	1,277,531	5/14/2024
Hedosophia Investors VI E LP⁽¹⁾	Not Permitted	N/A	2,127,660	2,113,114	12/23/2024
Hedosophia Partners VI LP ⁽¹⁾	Not Permitted	N/A	5,246,027	4,894,191	5/20/2024
Hedosophia SP A LP⁽¹⁾	Not Permitted	N/A	2,040,662	1,954,630	10/30/2024
Hillpointe Workforce Housing Partner V LP ⁽¹⁾	Not Permitted	N/A	4,000,000	3,901,742	8/16/2024
HS Investments V F LP ⁽¹⁾	Not Permitted	N/A	249,042	322,689	7/31/2023
HS Investments V F LP ⁽¹⁾	Not Permitted	N/A	2,022,857	2,016,443	8/28/2024
HS Investments VI A LP ⁽¹⁾	Not Permitted	N/A	9,837,192	9,821,153	7/11/2024
HS Investments VI B LP ⁽¹⁾	Not Permitted	N/A	2,544,085	2,500,000	10/15/2024
Hudson Bay Fund LP ⁽¹⁾	Quarterly⁽⁴⁾⁽⁵⁾	65 Days	1,933,295	3,505,954	4/1/2021
Invesco Real Estate Income Trust, Inc. - Class I	Monthly	30 Days	56,193,374	53,621,457	6/1/2022
KQ Partners Fund LP ⁽¹⁾	Not Permitted	N/A	2,009,881	2,003,002	5/9/2024
Linden Investors LP ⁽¹⁾	Quarterly⁽⁴⁾	65 Days	18,250,000	24,596,575	10/1/2018
Nuveen Real Estate U.S. Cities Industrial Fund LP ⁽¹⁾	Quarterly	45 Days	8,579,241	7,268,453	10/3/2022
Nuveen Real Estate U.S. Cities Multifamily Fund LP ⁽¹⁾	Quarterly	45 Days	8,568,075	6,595,986	4/1/2022
Old Orchard Credit Fund LP ⁽¹⁾	Quarterly⁽⁴⁾	65 Days	22,000,000	23,494,537	5/31/2023
Opportunistic Credit Interval Fund - Class I	Quarterly⁽³⁾	N/A	36,728,000	35,852,695	8/16/2022
Point72 Capital LP ⁽¹⁾	Quarterly⁽⁴⁾⁽⁶⁾	45 Days	25,530,367	35,016,092	4/24/2019
Pomona Investment Fund LP	Quarterly⁽³⁾	75 Days	35,616,015	41,395,260	10/1/2018
Quiet OA Access LP ⁽¹⁾	Not Permitted	N/A	3,002,298	3,002,298	9/27/2024
Quiet SPV R9 LP ⁽¹⁾	Not Permitted	N/A	310,535	11,053	9/20/2023
Quiet T1 LP ⁽¹⁾	Not Permitted	N/A	1,963,497	1,943,935	1/29/2024
Quiet Venture III Fund LP ⁽¹⁾	Not Permitted	N/A	5,820,205	5,443,781	5/6/2024
Rivernorth Capital Partners LP ⁽¹⁾	Quarterly⁽⁶⁾	65 Days	16,000,000	19,206,460	6/1/2022
Savory Fund III Blocked LP ⁽¹⁾	Not Permitted	N/A	1,000,000	1,221,828	3/11/2024
Seer Capital Partners Fund LP ⁽¹⁾	Not Permitted	N/A	2,000,000	2,973,982	9/29/2021
Seer Capital Regulatory Capital Relief Fund LP ⁽¹⁾	Not Permitted	N/A	7,000,000	7,169,637	3/7/2024
StepStone Private Markets - Class I	Quarterly⁽³⁾	N/A	44,157,916	52,594,350	3/26/2021
TCW Direct Lending VIII, LLC ⁽¹⁾	Not Permitted	N/A	41,312,122	37,133,230	8/9/2023
TCW Rescue Financing Fund II LP⁽¹⁾	Not Permitted	N/A	4,035,251	4,035,251	12/9/2024
TPG Tech Adjacencies II LP ⁽¹⁾	Not Permitted	N/A	1,500,000	1,712,943	5/15/2024
Walleye Opportunities Fund LP ⁽¹⁾	Monthly⁽⁴⁾	30 Days	27,925,000	34,333,963	12/3/2018
Whitehawk IV-Plus Onshore Fund LP ⁽¹⁾	Not Permitted	N/A	2,162,942	2,288,763	6/29/2023
Totals			$780,136,724	$826,091,735

(1) Securities generally offered in private placement transactions and as such are illiquid and generally restricted as to resale.

(2) The Real Estate Investment Trust can institute a limit on redemptions at the trust level of 5% of the fair value of the investment in the Real Estate Investment Trust.

(3) The Closed-End Fund can institute a limit on redemptions at the fund level of 5% of the net asset value of the Closed-End Fund.

(4) The Private Investment Fund can institute a gate provision on redemptions at the investor level of 25% of the fair value of the investment in the Private Investment Fund.

(5) The Private Investment Fund can institute a gate provision on redemptions at the investor level of 12.5% of the fair value of the investment in the Private Investment Fund.

(6) The Private Investment Fund can institute a gate provision on redemptions at the fund level of 10-25% of the fair value of the investment in the Private Investment Fund.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SCHEDULE OF INVESTMENTS - Continued

As of December 31, 2024 (Unaudited)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

				Currency	Value At		Unrealized
		Currency	Settlement	Amount	Settlement	Value At	Appreciation/
	Counterparty	Exchange	Date	Purchased	Date	December 31, 2024	(Depreciation)
PURCHASE CONTRACTS
Euro	BNP Paribas	EUR per USD	1/22/2025	180,000	$189,360	$186,620	$(2,740)
Euro	BNP Paribas	EUR per USD	4/22/2025	110,000	116,325	114,598	(1,727)
Euro	BNP Paribas	EUR per USD	6/18/2026	1,600,000	1,777,920	1,709,198	(68,722)
Euro	BNP Paribas	EUR per USD	11/6/2026	2,808,000	3,146,364	3,024,630	(121,734)
Euro	BNP Paribas	EUR per USD	1/17/2025	3,528,000	3,880,800	3,656,998	(223,802)
Euro	BNP Paribas	EUR per USD	7/22/2026	2,608,000	2,836,200	2,791,554	(44,646)
Euro	BNP Paribas	EUR per USD	1/22/2026	110,000	118,415	116,504	(1,911)
Euro	BNP Paribas	EUR per USD	4/22/2026	30,000	32,475	31,941	(534)
Euro	BNP Paribas	EUR per USD	7/22/2025	100,000	106,320	104,763	(1,557)
Euro	BNP Paribas	EUR per USD	10/22/2025	80,000	85,584	84,245	(1,339)
TOTAL PURCHASE CONTRACTS					12,289,763	11,821,051	(468,712)

SALE CONTRACTS
Euro	BNP Paribas	EUR per USD	5/22/2025	(5,368,000)	$(5,977,268)	$(5,601,033)	$376,235
Euro	BNP Paribas	EUR per USD	2/21/2025	(230,000)	(255,760)	(238,764)	16,996
Euro	BNP Paribas	EUR per USD	4/22/2025	(420,000)	(466,998)	(437,557)	29,441
Euro	BNP Paribas	EUR per USD	7/22/2025	(190,000)	(212,021)	(199,050)	12,971
Euro	BNP Paribas	EUR per USD	10/22/2025	(6,000,000)	(6,715,200)	(6,318,401)	396,799
Euro	BNP Paribas	EUR per USD	1/22/2025	(220,000)	(243,848)	(228,091)	15,757
Euro	BNP Paribas	EUR per USD	3/31/2025	(120,000)	(124,836)	(124,811)	25
Euro	BNP Paribas	EUR per USD	1/17/2025	(3,528,000)	(3,700,872)	(3,656,998)	43,874
Euro	BNP Paribas	EUR per USD	1/22/2026	(320,000)	(358,880)	(338,921)	19,959
Euro	BNP Paribas	EUR per USD	1/22/2027	(410,000)	(460,225)	(443,649)	16,576
Euro	BNP Paribas	EUR per USD	2/20/2026	(5,584,000)	(6,248,496)	(5,924,143)	324,353
Euro	BNP Paribas	EUR per USD	2/22/2027	(630,000)	(713,160)	(682,960)	30,200
Euro	BNP Paribas	EUR per USD	4/22/2025	(240,000)	(267,360)	(250,033)	17,327
Euro	BNP Paribas	EUR per USD	4/22/2026	(250,000)	(281,000)	(266,173)	14,827
Euro	BNP Paribas	EUR per USD	4/22/2027	(430,000)	(484,180)	(467,789)	16,391
Euro	BNP Paribas	EUR per USD	5/22/2026	(7,040,000)	(7,895,360)	(7,508,593)	386,767
Euro	BNP Paribas	EUR per USD	5/24/2027	(650,000)	(738,725)	(708,475)	30,250
Euro	BNP Paribas	EUR per USD	6/18/2026	(9,472,000)	(10,656,000)	(10,118,452)	537,548
Euro	BNP Paribas	EUR per USD	6/4/2027	(14,224,000)	(16,144,240)	(15,513,815)	630,425
Euro	BNP Paribas	EUR per USD	7/22/2025	(230,000)	(256,910)	(240,956)	15,954
Euro	BNP Paribas	EUR per USD	7/30/2027	(8,776,000)	(9,901,083)	(9,603,970)	297,113
Euro	BNP Paribas	EUR per USD	8/22/2025	(280,000)	(311,920)	(293,848)	18,072
Euro	BNP Paribas	EUR per USD	8/24/2026	(540,000)	(606,690)	(579,128)	27,562
Euro	BNP Paribas	EUR per USD	8/2/2027	(1,120,000)	(1,264,480)	(1,225,887)	38,593
Euro	BNP Paribas	EUR per USD	10/22/2025	(210,000)	(234,990)	(221,144)	13,846
Euro	BNP Paribas	EUR per USD	11/21/2025	(310,000)	(345,805)	(327,004)	18,801
Euro	BNP Paribas	EUR per USD	1/22/2025	(310,000)	(345,030)	(321,401)	23,629
Euro	BNP Paribas	EUR per USD	1/22/2026	(440,000)	(487,740)	(466,016)	21,724
Euro	BNP Paribas	EUR per USD	1/22/2027	(110,000)	(123,530)	(119,028)	4,502
Euro	BNP Paribas	EUR per USD	2/21/2025	(840,000)	(922,740)	(872,008)	50,732
Euro	BNP Paribas	EUR per USD	2/20/2026	(540,000)	(603,180)	(572,894)	30,286
Euro	BNP Paribas	EUR per USD	2/22/2027	(5,472,000)	(6,013,728)	(5,931,999)	81,729
Euro	BNP Paribas	EUR per USD	4/22/2026	(290,000)	(322,625)	(308,761)	13,864
Euro	BNP Paribas	EUR per USD	4/22/2027	(130,000)	(146,380)	(141,424)	4,956
Euro	BNP Paribas	EUR per USD	5/22/2026	(640,000)	(716,480)	(682,599)	33,881
Euro	BNP Paribas	EUR per USD	7/22/2026	(440,000)	(491,040)	(470,968)	20,072
Euro	BNP Paribas	EUR per USD	7/22/2027	(410,000)	(462,480)	(448,466)	14,014
Euro	BNP Paribas	EUR per USD	8/22/2025	(750,000)	(830,850)	(787,093)	43,757
Euro	BNP Paribas	EUR per USD	8/21/2026	(730,000)	(821,250)	(782,757)	38,493
Euro	BNP Paribas	EUR per USD	10/22/2026	(400,000)	(447,800)	(430,477)	17,323
Euro	BNP Paribas	EUR per USD	11/21/2025	(380,000)	(422,674)	(400,843)	21,831
Euro	BNP Paribas	EUR per USD	11/6/2026	(10,936,000)	(12,248,320)	(11,779,683)	468,637
Euro	BNP Paribas	EUR per USD	1/22/2026	(130,000)	(142,506)	(137,686)	4,820
Euro	BNP Paribas	EUR per USD	2/24/2025	(550,000)	(605,110)	(571,030)	34,080
Euro	BNP Paribas	EUR per USD	2/23/2026	(610,000)	(680,760)	(647,270)	33,490
Euro	BNP Paribas	EUR per USD	4/22/2025	(380,000)	(416,442)	(395,885)	20,557
Euro	BNP Paribas	EUR per USD	4/22/2026	(1,448,000)	(1,595,696)	(1,541,675)	54,021
Euro	BNP Paribas	EUR per USD	5/22/2025	(420,000)	(465,360)	(438,233)	27,127
Euro	BNP Paribas	EUR per USD	5/22/2026	(740,000)	(830,502)	(789,256)	41,246
Euro	BNP Paribas	EUR per USD	7/22/2025	(450,000)	(495,000)	(471,435)	23,565
Euro	BNP Paribas	EUR per USD	7/22/2026	(2,608,000)	(2,914,440)	(2,791,554)	122,886
Euro	BNP Paribas	EUR per USD	8/22/2025	(690,000)	(764,589)	(724,126)	40,463
Euro	BNP Paribas	EUR per USD	8/21/2026	(330,000)	(359,040)	(353,849)	5,191
Euro	BNP Paribas	EUR per USD	10/22/2025	(360,000)	(397,440)	(379,104)	18,336
Euro	BNP Paribas	EUR per USD	10/22/2026	(380,000)	(425,410)	(408,954)	16,456
Euro	BNP Paribas	EUR per USD	11/24/2025	(550,000)	(611,600)	(580,266)	31,334
Euro	BNP Paribas	EUR per USD	1/22/2025	(470,000)	(513,052)	(487,285)	25,767
Euro	BNP Paribas	EUR per USD	1/22/2026	(110,000)	(122,188)	(116,504)	5,684
Euro	BNP Paribas	EUR per USD	2/21/2025	(400,000)	(442,200)	(415,242)	26,958
Euro	BNP Paribas	EUR per USD	2/21/2025	(1,210,000)	(1,339,470)	(1,256,107)	83,363
Euro	BNP Paribas	EUR per USD	2/2/2026	(4,275,000)	(4,747,387)	(4,530,662)	216,725
Euro	BNP Paribas	EUR per USD	4/22/2025	(130,000)	(140,660)	(135,434)	5,226
Euro	BNP Paribas	EUR per USD	4/22/2026	(30,000)	(33,447)	(31,941)	1,506
Euro	BNP Paribas	EUR per USD	5/22/2025	(410,000)	(452,271)	(427,799)	24,472
Euro	BNP Paribas	EUR per USD	5/22/2026	(420,000)	(454,650)	(447,956)	6,694
Euro	BNP Paribas	EUR per USD	7/22/2025	(140,000)	(152,166)	(146,669)	5,497
Euro	BNP Paribas	EUR per USD	7/22/2026	(480,000)	(535,920)	(513,783)	22,137
Euro	BNP Paribas	EUR per USD	8/22/2025	(1,020,000)	(1,136,382)	(1,070,447)	65,935
Euro	BNP Paribas	EUR per USD	10/22/2025	(110,000)	(120,054)	(115,837)	4,217
Euro	BNP Paribas	EUR per USD	10/22/2026	(120,000)	(134,340)	(129,143)	5,197
Euro	BNP Paribas	EUR per USD	11/21/2025	(880,000)	(982,960)	(928,269)	54,691
Euro	BNP Paribas	EUR per USD	11/23/2026	(600,000)	(676,500)	(646,938)	29,562
Euro	BNP Paribas	EUR per USD	1/22/2026	(410,000)	(455,592)	(434,242)	21,350
Euro	BNP Paribas	EUR per USD	2/14/2025	(74,451,375)	(78,946,005)	(77,265,581)	1,680,424
Euro	BNP Paribas	EUR per USD	2/20/2026	(870,000)	(974,226)	(922,995)	51,231
Euro	BNP Paribas	EUR per USD	4/22/2026	(360,000)	(400,500)	(383,289)	17,211
Euro	BNP Paribas	EUR per USD	7/22/2026	(120,000)	(133,860)	(128,446)	5,414
Euro	BNP Paribas	EUR per USD	8/22/2025	(540,000)	(574,938)	(566,707)	8,231
Euro	BNP Paribas	EUR per USD	10/22/2025	(80,000)	(88,560)	(84,245)	4,315
Euro	BNP Paribas	EUR per USD	11/21/2025	(500,000)	(535,400)	(527,425)	7,975
Euro	BNP Paribas	EUR per USD	11/20/2026	(9,320,000)	(10,503,640)	(10,047,323)	456,317
Euro	BNP Paribas	EUR per USD	1/22/2025	(190,000)	(204,706)	(196,988)	7,718
Euro	BNP Paribas	EUR per USD	1/22/2026	(130,000)	(144,365)	(137,686)	6,679
Euro	BNP Paribas	EUR per USD	2/14/2025	(17,800,000)	(18,768,320)	(18,472,827)	295,493
Euro	BNP Paribas	EUR per USD	2/20/2026	(400,000)	(430,600)	(424,366)	6,234
Euro	BNP Paribas	EUR per USD	4/22/2026	(130,000)	(144,820)	(138,410)	6,410
Euro	BNP Paribas	EUR per USD	7/22/2025	(100,000)	(110,500)	(104,763)	5,737
Euro	BNP Paribas	EUR per USD	10/22/2025	(410,000)	(454,198)	(431,757)	22,441
Euro	BNP Paribas	EUR per USD	11/20/2026	(330,000)	(360,855)	(355,753)	5,102
Euro	BNP Paribas	EUR per USD	1/22/2025	(180,000)	(197,280)	(186,620)	10,660
Euro	BNP Paribas	EUR per USD	2/14/2025	(23,500,000)	(24,686,750)	(24,388,282)	298,468
Euro	BNP Paribas	EUR per USD	4/22/2025	(110,000)	(120,978)	(114,598)	6,380
Euro	BNP Paribas	EUR per USD	5/22/2025	(550,000)	(607,420)	(573,876)	33,544
Euro	BNP Paribas	EUR per USD	7/22/2025	(390,000)	(430,950)	(408,577)	22,373
Euro	BNP Paribas	EUR per USD	10/22/2025	(140,000)	(154,980)	(147,429)	7,551
Euro	BNP Paribas	EUR per USD	1/22/2025	(140,000)	(153,650)	(145,149)	8,501
Euro	BNP Paribas	EUR per USD	4/22/2025	(630,000)	(694,260)	(656,336)	37,924
Euro	BNP Paribas	EUR per USD	5/22/2025	(940,000)	(1,044,152)	(980,807)	63,345
Euro	BNP Paribas	EUR per USD	7/22/2025	(120,000)	(132,480)	(125,716)	6,764
Euro	BNP Paribas	EUR per USD	4/22/2025	(160,000)	(176,080)	(166,688)	9,392
Euro	BNP Paribas	EUR per USD	5/22/2025	(530,000)	(561,111)	(553,008)	8,103
British Pound Sterling	BNP Paribas	GBP per USD	2/14/2025	(34,225,159)	(43,464,241)	(42,831,642)	632,599
British Pound Sterling	BNP Paribas	GBP per USD	2/14/2025	(24,000,000)	(30,444,000)	(30,035,198)	408,802
Swedish Krona	BNP Paribas	SEK per USD	2/14/2025	(167,000,000)	(15,335,170)	(15,130,621)	204,549
TOTAL SALE CONTRACTS					(354,394,283)	(344,733,751)	9,660,532

TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS					$(342,104,520)	$(332,912,700)	$9,191,820

EUR – Euro

GBP – British Pound Sterling

SEK – Swedish Krona

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED PORTFOLIO COMPOSITION

As of December 31, 2024 (Unaudited)

Country of Investment	Value	Percent of Total Net Assets
Canada	$112,921	0.0%
Cayman Islands	22,885,785	1.0%
China	757	0.0%
Denmark	5,839,566	0.3%
European Union	231,048,285	10.7%
Hong Kong	31	0.0%
Ireland	156	0.0%
Israel	98	0.0%
Spain	18,437,953	0.9%
Sweden	15,094,135	0.7%
Switzerland	1	0.0%
Taiwan	69	0.0%
United Kingdom	103,517,871	4.9%
United States	1,813,770,290	84.4%
Virgin Islands (British)	1,026,980	0.1%
Total Investments	2,211,734,898	103.0%
Liabilities in Excess of Other Assets	(65,357,818)	(3.0)%
Total Net Assets	$2,146,377,080	100.0%

* This table does not include securities sold short. Please refer to the Consolidated Schedule of Investments for information on securities sold short.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

CONSOLIDATED SUMMARY OF INVESTMENTS

As of December 31, 2024  (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Asset-Backed Securities	12.9%
Bank Loans	12.5%
Closed-End Funds	13.7%
Collateralized Loan Obligations	20.9%
Collateralized Mortgage Obligations	0.0%
Common Stocks
Specified Purpose Acquisitions	1.0%
Financial Service	0.5%
Gaming & Entertainment	0.4%
Applications Software	0.4%
Investment Companies	0.2%
Finance-Credit Card	0.1%
Human Resources	0.1%
Commercial Services-Finance	0.1%
Electric Products-Miscellaneous	0.1%
Medical-Outpatient/Home Medical	0.0%
Computer Aided Design	0.0%
Broadcast Services/Programs	0.0%
Oil Comp-Exploration & Production	0.0%
Telecommunication Equipment	0.0%
Food-Retail	0.0%
Cosmetics & Toiletries	0.0%
Transport-Services	0.0%
Medical-Biomedical/Generics	0.0%
Total Common Stocks	2.9%
Corporate Bonds
Investment Companies	2.0%
Mutual Funds	4.4%
Private Investment Funds	16.9%
Real Estate Investment Trusts	8.9%
Rights	0.0%
Units
Specified Purpose Acquisitions	0.2%
Warrants	0.0%
Preferred Stocks
Investment Companies	0.6%
Finance-Credit Card	0.5%
Applications Software	0.4%
Human Resources	0.3%
Specified Purpose Acquisitions	0.3%
Food-Retail	0.2%
Commercial Services-Finance	0.2%
Closed-End Funds	0.0%
Total Preferred Stocks	2.5%
Short-Term Investments	5.2%

First Trust Alternative Opportunities Fund

CONSOLIDATED SUMMARY OF INVESTMENTS - Continued

As of December 31, 2024  (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Total Investments	103.0%
Liabilities in Excess of Other Assets	(3.0)%
Total Net Assets	100.0%

* This table does not include securities sold short. Please refer to the Consolidated Schedule of Investments for information on securities sold short.

See accompanying Notes to Consolidated Schedule of Investments.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

December 31, 2024 (Unaudited)

Note 1 – Valuation of Investments

UMB Fund Services, Inc., the Fund’s administrator, calculates the Fund’s net asset value (“NAV”) as of the close of business on each business day and at such other times as the Board of Trustees (the “Board”) may determine, including in connection with repurchases of Shares, in accordance with the procedures described below or as may be determined from time to time in accordance with policies established by the Board (each, a “Determination Date”).

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Fund can access at the measurement date, provided that a quotation will not be readily available if it is not reliable.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act. As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board has designated the Investment Manager as the valuation designee (“Valuation Designee”) for the Fund to perform in good faith the fair value determination relating to all Fund investments, under the Board’s oversight. The Investment Manager carries out its designated responsibilities as Valuation Designee through its Valuation Committee. The fair values of one or more assets may not be the prices at which those assets are ultimately sold and the differences may be significant.

The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources.

Securities traded on one or more of the U.S. national securities exchanges, the Nasdaq Stock Market or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of the relevant determination date. If no sale or official closing price of particular securities is reported on a particular day, the securities will be valued at the closing bid price for securities held long, or the closing ask price for securities held short, or if a closing bid or ask price, as applicable, is not available, at either the exchange or system-defined closing price on the exchange or system in which such securities are principally traded. Over-the-counter securities not quoted on the Nasdaq Stock Market will be valued at the last sale price on the relevant determination date or, if no sale occurs, at the last bid price, in the case of securities held long, or the last ask price, in the case of securities held short, at the time net asset value is determined. Equity securities for which no prices are obtained under the foregoing procedures, including those for which a pricing service supplies no exchange quotation or a quotation that is believed by the Valuation Designee not to reflect the market value, will be valued at the bid price, in the case of securities held long, or the ask price, in the case of securities held short, supplied by one or more dealers making a market in those securities or one or more brokers. Futures index options will be valued at the mid-point between the last bid price and the last ask price on the relevant determination date at the time net asset value is determined. The mid-point of the last bid and the last ask is also known as the “mark”.

Fixed-income securities with a remaining maturity of sixty (60) days or more will normally be valued according to the mean between the last available bid and ask price from a recognized pricing service. Fixed-income securities for which market quotations are unavailable or are believed by the Valuation Designee not to reflect market value will be valued based upon broker-supplied quotations, provided that if such quotations are unavailable or are believed by the Valuation Designee not to reflect market value, such fixed-income securities will be valued by the Valuation Designee using valuation models that take into account spread and daily yield changes on government securities in the appropriate market (e.g., matrix pricing). High quality investment grade debt securities (e.g., treasuries, commercial paper, etc.) with a remaining maturity of sixty (60) days or less are valued at amortized cost, which the Valuation Designee has determined to approximate fair value.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

The Fund will generally value shares of exchange traded funds (“ETFs”) at the last sale price on the exchange on which the ETF is principally traded. The Fund will generally value shares of open-end investment companies and closed-end investment companies that do not trade on one or more of the U.S. national securities exchanges at their respective daily closing net asset values.

The Fund will generally value private investment funds in accordance with the value determined as of such date by each private investment fund in accordance with the private investment fund’s valuation policies and reported at the time of the Fund’s valuation. As a general matter, the fair value of the Fund’s interest in a private investment fund will represent the amount that the Fund could reasonably expect to receive from the private investment fund if the Fund’s interest was redeemed at the time of valuation, based on information reasonably available at the time the valuation is made and that the Fund believes to be reliable. In the event that the private investment fund does not report a value to the Fund on a timely basis, the Fund will determine the fair value of such private investment fund based on the most recent final or estimated value reported by the private investment fund, as well as any other relevant information available at the time the Fund values its portfolio. Using the nomenclature of the hedge fund industry, any values reported as “estimated” or “final” values are expected to reasonably reflect market values of securities when available or fair value as of the Fund’s valuation date. A substantial amount of time may elapse between the occurrence of an event necessitating the pricing of Fund assets and the receipt of valuation information from the underlying manager of a private investment fund.

The Valuation Designee will consider whether it is appropriate, in light of all relevant circumstances, to value such interests at the NAV as reported by the underlying manager at the time of valuation, or whether to adjust such value to reflect a premium or discount to NAV. In accordance with GAAP and industry practice, the Fund may not always apply a discount in cases where there is no contemporaneous redemption activity in a particular private investment fund. In other cases, as when a private investment fund imposes extraordinary restrictions on redemptions, when other extraordinary circumstances exist, or when there have been no recent transactions in Underlying Fund interests, the Fund may determine that it is appropriate to apply a discount to the NAV of the private investment fund. Any such decision will be made in good faith by the Valuation Designee, under oversight by the Board.

The Valuation Designee will determine the fair value of its shares of a private company based on numerous factors, including but not limited to market activity or events in the market. Absent such a transaction or event within a year, or as deemed necessary by the Valuation Designee, but in no instance greater than one year from the quarter end in which such event occurred, the Valuation Designee will engage qualified external valuation consultants to provide an independent valuation.

In certain circumstances, the Valuation Designee may determine that a private investment fund’s NAV shall be adjusted more frequently. For these private investment funds, the NAVs are adjusted daily based on the total return that each private investment fund is estimated by the Valuation Designee to generate during the period (adjusted net asset value). The Valuation Designee monitors these estimates daily and updates them as necessary if macro or individual fund changes warrant any adjustments, subject to the review and supervision of the Valuation Designee.

Where deemed appropriate by the Valuation Designee and consistent with the Investment Company Act, investments in private investment funds may be valued at cost. Cost will be used only when cost is determined to best approximate the fair value of the particular security under consideration.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

The Valuation Designee will evaluate each private debt investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. The Fund will also engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value any private debt investments at the lesser of their amortized cost or the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the private debt investment based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Warrants for which market quotations are not readily available will be fair valued based on the underlying investment. The Fund will engage qualified external valuation consultants to provide valuation information, typically on a quarterly basis, but at least semiannually. The Fund will generally value warrants at the mid-point of any valuation range as provided by a qualified external valuation consultant. In certain circumstances, the Valuation Designee may determine that this amount does not represent the fair value of the warrant based on current market conditions. In such an instance, the Valuation Designee will fair value the investment using another methodology. In its fair valuation assessment process, the Valuation Designee may consider any information it deems appropriate including from external valuation consultants.

Assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars using foreign exchange rates provided by a pricing service. Trading in foreign securities generally is completed, and the values of such securities are determined, prior to the close of securities markets in the United States. Foreign exchange rates are also determined prior to such close. On occasion, the values of securities and exchange rates may be affected by events occurring between the time as of which determination of such values or exchange rates are made and the time as of which the NAV of the Fund is determined. When such events materially affect the values of securities held by the Fund or its liabilities, such securities and liabilities will be valued at fair value as determined in good faith by the Valuation Designee.

The Investment Manager and/or the sub-advisers act as investment adviser to other clients that may invest in securities for which no public market price exists. Valuation determinations by the Investment Manager and/or the sub-advisers or their affiliates for other clients may result in different values than those ascribed to the same security owned by the Fund. Consequently, the fees charged to the Fund may be different than those charged to other clients, given that the method of calculating the fees takes the value of all assets, including assets carried at different valuations, into consideration. Investors should be aware that situations involving uncertainties as to the value of portfolio positions could have an adverse effect on the Fund’s NAV if the judgments regarding appropriate valuations should prove incorrect. In no event does the distributor have any responsibility for any valuations of the Fund’s investments (including the accuracy, reliability or completeness thereof) or for the valuation processes utilized for the Fund, and the distributor disclaims any and all liability for any direct, incidental, or consequential damages arising out of any inaccuracy or incompleteness in valuations. The distributor has no duty to calculate the NAV of Fund Shares or to inquire into, or liability for, the accuracy of the NAV per share (including a Class thereof) as calculated by or for the Fund.

Note 2 – Fair Value Measurements and Disclosure

Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•	Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•	Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In accordance with Accounting Standards Update (“ASU”) 2015-07, Disclosures for Investments in Certain Entities That Calculate Net Asset Value per Share (or Its Equivalent) investments valued at the net asset value as practical expedient are no longer included in the fair value hierarchy. As such, investments in Closed-End Funds, Collateralized Loan Obligations, Private Investment Funds and Real Estate Investment Trusts with a fair value of $338,397,817 are excluded from the fair value hierarchy as of December 31, 2024.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following table summarizes the Fund's investments that are measured at fair value by level within the fair value hierarchy as of December 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets
Investments
Asset-Backed Securities	$-	$276,506,650	$-	$276,506,650
Bank Loans	-	-	269,338,626	269,338,626
Closed-End Funds	203,871,846	-	-	203,871,846
Collateralized Loan Obligations	-	403,466,146	31,137,594	434,603,740
Collateralized Mortgage Obligations	-	3	-	3
Common Stocks
Applications Software	7,508,790	-	-	7,508,790
Broadcast Services/Programs	181,492	-	-	181,492
Commercial Services-Finance	-	-	1,295,394	1,295,394
Computer Aided Design	37,106	-	-	37,106
Cosmetics & Toiletries	-	-	-	-
Electric Products-Miscellaneous	-	-	2,000,000	2,000,000
Finance-Credit Card	44,867	-	3,125,828	3,170,695
Financial Service	-	-	9,907,638	9,907,638
Food-Retail	-	-	1,045,684	1,045,684
Gaming & Entertainment	-	-	8,293,233	8,293,233
Human Resources	-	-	3,212,857	3,212,857
Investment Companies	-	-	4,444,825	4,444,825
Medical-Biomedical/Generics	-	-	-	-
Medical-Outpatient/Home Medical	581,419	-	-	581,419
Oil Comp-Exploration & Production	28,730	-	-	28,730
Specified Purpose Acquisitions	20,896,554	-	-	20,896,554
Telecommunication Equipment	37,150	-	-	37,150
Transport-Services	-	-	-	-
Corporate Bonds*	-	43,464,539	-	43,464,539
Mutual Funds	93,809,419	-	-	93,809,419
Preferred Stocks
Applications Software	-	-	8,172,179	8,172,179
Closed-End Funds	434,941	-	-	434,941
Commercial Services-Finance	-	-	5,298,158	5,298,158
Finance-Credit Card	-	-	9,739,894	9,739,894
Food-Retail	-	-	3,685,450	3,685,450
Human Resources	-	-	6,499,918	6,499,918
Investment Companies	4,126,944	-	9,295,729	13,422,673
Specified Purpose Acquisitions	-	-	7,049,727	7,049,727
Private Investment Funds	-	-	221,493,664	221,493,664
Real Estate Investment Trusts	-	-	97,167,765	97,167,765
Rights	200,800	-	2,458	203,258
Units**	4,101,865	-	-	4,101,865
Warrants	228,321	-	730,156	958,477
Short-Term Investments	110,872,722	-	-	110,872,722
Subtotal	$446,962,966	$723,437,338	$702,936,777	$1,873,337,081
Closed-End Funds				90,420,989
Collateralized Loan Obligations				13,000,956
Private Investment Funds				140,532,724
Real Estate Investment Trusts				94,443,148
Total Investments				$2,211,734,898
Other Financial Instruments***
Forward foreign currency exchange contracts	$-	$9,191,820	$-	$9,191,820
Total Other Financial Instruments	$-	$9,191,820	$-	$9,191,820

Liabilities
Securities Sold Short
Common Stocks**	$96,081	$-	$-	$96,081
Total Securities Sold Short	$96,081	$-	$-	$96,081

* All corporate bonds held in the Fund are Level 2 securities. For a detailed break-out of corporate bonds by major industry classification, please refer to the Consolidated Schedule of Investments.

** All units and common stocks held short in the Fund are Level 1 securities. For a detailed break-out of units and common stocks held short by major industry classification, please refer to the Consolidated Schedule of Investments.

*** Other financial instruments are derivative instruments such as forward foreign currency exchange contracts. Forward foreign currency exchange contracts are valued at the unrealized appreciation/(depreciation) on the instrument.

First Trust Alternative Opportunities Fund

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS - Continued

December 31, 2024 (Unaudited)

Note 3 – Affiliated Issuers

An affiliated issuer is an entity in which the Fund has ownership of at least 5% of the voting securities or any investment which is advised or sponsored by a Sub-Adviser. The table below reflects transactions during the period with entities that are affiliates as of December 31, 2024.

Security Description	Value Beginning of Period	Additions	Reductions	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value End of Period	Dividend Income*	Interest Income*
Closed-End Funds
BC Partners Lending Corp(4)	$12,777,206	$-	$-	$-	$(884,707)	$11,892,499	$1,361,087	$-
Opportunistic Credit Interval Fund - Class I(4)	24,178,293	12,425,000	-	-	(750,598)	35,852,695	2,787,760	-
Palmer Square Capital BDC, Inc.⁽¹⁾⁽²⁾	24,805,579	-	(1,404,660)	(14,538)	(1,547,980)	21,838,401	2,088,603	-
Palmer Square Opportunistic Income Fund⁽¹⁾⁽³⁾	12,450,528	-	(12,594,083)	(205,917)	349,472	-	148,568	-
TCW Direct Lending VIII, LLC(4)	29,590,637	13,789,945	(2,068,460)	-	(4,178,892)	37,133,230	5,170,819	-
Collateralized Loan Obligations
Palmer Square European Loan Funding Series 2022-1X, Class SUB, 0.000%, 10/15/2031⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	2,216,703	-	(1)	-	(253,458)	1,963,244	-	629,335
Palmer Square European Loan Funding Series 2022-2X, Class SUB, 0.000%, 10/15/2031⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	3,462,367	-	(3,597,590)	-	265,325	130,102	-	767,442
Palmer Square European Loan Funding Series 2022-3X, Class SUB, 0.000%, 4/12/2032⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾⁽¹⁰⁾	-	-	-	-	-	-	-	170,119
Palmer Square European Loan Funding Series 2023-1A, Class SUB, 0.000%, 11/15/2032⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾	7,241,452	-	(5,820,180)	-	(1,421,272)	-	-	1,698,475
Palmer Square European Loan Funding Series 2023-2X, Class SUB, 0.000%, 1/15/2033⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	7,844,135	-	-	-	203,659	8,047,794	-	1,193,237
Palmer Square European Loan Funding Series 2023-3X, Class SUB, 0.000%, 5/15/2033⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	8,917,676	-	-	-	(1,241,943)	7,675,733	-	2,631,276
Palmer Square European Loan Funding Series 2024-1X, Class SUB, 0.000%, 8/15/2033⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	11,408,998	-	-	-	(2,268,073)	9,140,925	-	2,029,063
Palmer Square European Loan Funding Series 2024-2X, Class SUB, 0.000%, 5/15/2034⁽¹⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	-	17,257,409	(1,345,336)	-	(784,551)	15,127,522	-	725,994
Palmer Square European Loan Funding Series 2024-3A, Class SUB, 0.000%, 5/15/2034⁽¹⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾	-	8,798,445	-	-	(351,181)	8,447,264	-	306,644
Palmer Square European Loan Funding Series 2021-2X, Class SUB, 0.000%, 4/15/2035⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	1,871,788	-	-	-	(3,087)	1,868,701	-	463,594
Palmer Square European Loan Funding Series 2023-1X, Class SUB, 0.000%, 7/15/2036⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	9,656,589	(1,345,336)	(2,290,083)	-	2,025,652	8,046,822	-	634,920
Palmer Square European Loan Funding Series 2023-2X, Class SUB, 0.000%, 10/15/2036⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	11,899,174	-	(2,572,243)	-	(1,490,843)	7,836,088	-	995,913
Palmer Square European Loan Funding Series 2024-1X, Class SUB, 0.000%, 5/15/2037⁽¹⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	-	15,018,236	-	-	(1,201,822)	13,816,414	-	1,115,696
Palmer Square European Loan Funding Series 2024-2X, Class SUB, 0.000%, 10/15/2037⁽¹⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	-	10,170,218	(589,394)	33,845	(359,612)	9,255,057	-	314,528
Palmer Square European Loan Funding Series 2024-2X, Class F, 11.744% (3-Month Euribor+824 basis points), 10/15/2037⁽¹⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽¹²⁾	-	4,577,686	-	-	(10,650)	4,567,036	-	242,606
Palmer Square European Loan Funding Series 2023-1X, Class FR, 10.953% (3-Month Euribor+827 basis points), 1/15/2038⁽¹⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽¹²⁾	-	1,728,511	-	-	(20,411)	1,708,100	-	-
Palmer Square European Loan Funding, Series 2023-1X, Class E, 10.431% (3-Month Euribor+653 basis points), 11/15/2032⁽¹⁾⁽³⁾⁽⁷⁾⁽⁸⁾⁽¹²⁾	4,006,090	297,863	(4,008,667)	-	(295,286)	-	-	300,892
Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/20/2028⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹⁰⁾⁽¹¹⁾⁽¹³⁾	-	-	-	-	-	-	-	847
Palmer Square Loan Funding Ltd. Series 2020-4A, Class SUB, 0.000%, 11/25/2028⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹⁰⁾⁽¹¹⁾⁽¹³⁾	659,475	-	(637,927)	-	(21,548)	-	-	-
Palmer Square Loan Funding Ltd. Series 2021-1A, Class SUB, 0.000%, 4/20/2029⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	977,672	-	(318,984)	-	(32,837)	625,851	-	78,363
Palmer Square Loan Funding Ltd. Series 2021-2A, Class SUB, 0.000%, 5/20/2029⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	1,346,350	-	-	-	(79,374)	1,266,976	-	222,697
Palmer Square Loan Funding Ltd. Series 2021-3A, Class SUB, 0.000%, 7/20/2029⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	998,834	-	-	-	(98,794)	900,040	-	182,616
Palmer Square Loan Funding Ltd. Series 2021-4A, Class SUB, 0.000%, 10/15/2029⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	2,052,130	-	-	-	(71,805)	1,980,325	-	444,339
Palmer Square Loan Funding Ltd. Series 2022-1A, Class SUB, 0.000%, 4/15/2030⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	3,735,709	-	-	-	(597,709)	3,138,000	-	879,366
Palmer Square Loan Funding Ltd. Series 2022-2A, Class SUB, 0.000%, 10/15/2030⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	4,479,406	-	-	-	(38,955)	4,440,451	-	921,882
Palmer Square Loan Funding Ltd. Series 2022-5I, Class SUB, 0.000%, 1/15/2031⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹⁰⁾⁽¹³⁾	-	-	-	-	-	-	-	2,194
Palmer Square Loan Funding Ltd. Series 2022-3A, Class SUB, 0.000%, 4/15/2031⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	6,156,397	-	-	-	(410,525)	5,745,872	-	1,098,597
Palmer Square Loan Funding Ltd. Series 2023-1A, Class SUB, 0.000%, 7/20/2031⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	5,038,573	-	(3,144,180)	-	(1,780,099)	114,294	-	2,498,648
Palmer Square Loan Funding Ltd. Series 2022-4A, Class SUB, 0.000%, 7/24/2031⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	7,709,646	-	-	-	(480,631)	7,229,015	-	996,844
Palmer Square Loan Funding Ltd. Series 2023-2A, Class SUB, 0.000%, 1/25/2032⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	6,745,442	-	-	-	(614,664)	6,130,778	-	1,660,719
Palmer Square Loan Funding Ltd. Series 2024-3A, Class SUB, 0.000%, 8/8/2032⁽¹⁾⁽²⁾⁽⁵⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	-	16,250,000	-	-	(464,141)	15,785,859	-	2,072,140
Palmer Square Loan Funding Ltd. Series 2024-1A, Class SUB, 0.000%, 10/15/2032⁽¹⁾⁽⁵⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	-	8,000,000	-	-	19,350	8,019,350	-	248,562
Palmer Square Loan Funding Ltd. Series 2024-1A, Class E, 11.681% (3-Month Term SOFR+657 basis points), 10/15/2032⁽¹⁾⁽⁵⁾⁽⁸⁾⁽¹¹⁾⁽¹²⁾⁽¹³⁾	-	735,329	-	-	9,131	744,460	-	27,340
Palmer Square Loan Funding Ltd. Series 2024-2A, Class SUB, 0.000%, 1/15/2033⁽¹⁾⁽⁵⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	-	17,500,000	-	-	29,888	17,529,888	-	510,915
Palmer Square Loan Funding Ltd. Series 2023-1A, Class SUB, 0.000%, 1/20/2036⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	3,986,641	-	-	-	209,299	4,195,940	-	409,808
Palmer Square Loan Funding Ltd. Series 2023-2A, Class SUB, 0.000%, 4/20/2036⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	8,769,909	-	-	-	870,514	9,640,423	-	971,109
Palmer Square Loan Funding Ltd. Series 2023-3A, Class SUB, 0.000%, 1/20/2037⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	8,044,663	-	-	-	(330,713)	7,713,950	-	632,395

Palmer Square Loan Funding Ltd. Series 2024-1A, Class SUB, 0.000%, 4/15/2037⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	13,446,536	-	-	-	(44,447)	13,402,089	-	977,254

Palmer Square Loan Funding Ltd. Series 2024-2A, Class SUB, 0.000%, 7/20/2037⁽¹⁾⁽⁵⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	-	9,989,204	-	-	237,273	10,226,477	-	235,101
Palmer Square Loan Funding Ltd. Series 2024-3A, Class SUB, 0.000%, 7/20/2037⁽¹⁾⁽⁵⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	-	6,175,617	-	-	26,776	6,202,393	-	179,484
Palmer Square Loan Funding Ltd. Series 2023-4A, Class SUB, 0.000%, 10/20/2037⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	12,874,696	-	-	-	(475,034)	12,399,662	-	2,426,301
Palmer Square Loan Funding Ltd. Series 2024-4A, Class SUB, 0.000%, 1/15/2038⁽¹⁾⁽⁵⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	-	14,000,000	-	-	-	14,000,000	-	97,525
Palmer Square Loan Funding Ltd., Series 2023-1A, Class D, 13.318% (3-Month Term SOFR+800 basis points), 7/20/2031⁽¹⁾⁽³⁾⁽⁸⁾⁽¹¹⁾⁽¹²⁾	3,893,508	73,426	(3,875,000)	-	(91,934)	-	-	218,269
Mutual Funds
Driehaus Event Driven Fund⁽⁴⁾	26,406,891	16,000,000	(3,000,000)	(520,212)	(135,110)	38,751,569	521,404	-
Glenmede Secured Options Portfolio - Class Institutional⁽⁴⁾	43,852,986	23,000,000	(10,000,000)	46,920	(1,842,056)	55,057,850	7,410,093	-
Private Investment Funds
Rivernorth Capital Partners LP⁽¹⁾⁽⁶⁾⁽¹⁰⁾	18,260,442	-	-	-	946,018	19,206,460	-	-
Real Estate Investment Trust
Invesco Real Estate Income Trust, Inc. - Class I(4)(10)	40,069,016	15,500,000	(1,901,515)	-	(46,044)	53,621,457	2,162,959	-
	$391,832,137	$209,941,553	$(59,168,303)	$(659,902)	$(19,528,429)	$522,417,056	$21,651,293	$32,213,048

*	Net of foreign withholding taxes.
⁽¹⁾	Advised or sponsored by a Sub-Adviser.
⁽²⁾	All or a portion of this security is segregated as collateral for securities sold short.
⁽³⁾	Security not held or not an affiliate at the end of the period.
⁽⁴⁾	Entity in which the Fund has ownership of at least 5% of the voting securities outstanding.
⁽⁵⁾	Security not held or not an affiliate at the beginning of the period.
⁽⁶⁾	Investment does not issue shares.
⁽⁷⁾	Principal Amount denoted in local currency.
⁽⁸⁾	Callable.
⁽⁹⁾	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
⁽¹⁰⁾	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
⁽¹¹⁾	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
⁽¹²⁾	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
⁽¹³⁾	Foreign security denominated in U.S. Dollars.

Security Description	Shares/ Principal Amount Beginning of Period	Additions	Reductions	Stock Split	Shares/ Principal Amount End of Period
Closed-End Funds
BC Partners Lending Corp.(4)	567,120	-	-	-	567,120
Opportunistic Credit Interval Fund - Class I(4)	2,071,833	1,064,886	-	-	3,136,719
Palmer Square Capital BDC, Inc.⁽¹⁾⁽²⁾	1,522,749	-	(86,012)	-	1,436,737
Palmer Square Opportunistic Income Fund⁽¹⁾⁽³⁾	697,900	-	(697,900)	-	-
TCW Direct Lending VIII, LLC(4)	-	795,000	-	-	795,000
Collateralized Loan Obligations
Palmer Square European Loan Funding Series 2022-1X, Class SUB, 0.000%, 10/15/2031⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	2,975,000	-	-	-	2,975,000
Palmer Square European Loan Funding Series 2022-2X, Class SUB, 0.000%, 10/15/2031⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	4,000,000	-	-	-	4,000,000
Palmer Square European Loan Funding Series 2022-3X, Class SUB, 0.000%, 4/12/2032⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾⁽¹⁰⁾	4,000,000	-	-	-	4,000,000
Palmer Square European Loan Funding Series 2023-1A, Class SUB, 0.000%, 11/15/2032⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾	7,100,000	-	-	-	7,100,000
Palmer Square European Loan Funding Series 2023-2X, Class SUB, 0.000%, 1/15/2033⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	8,325,000	-	-	-	8,325,000
Palmer Square European Loan Funding Series 2023-3X, Class SUB, 0.000%, 5/15/2033⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	8,200,000	-	-	-	8,200,000
Palmer Square European Loan Funding Series 2024-1X, Class SUB, 0.000%, 8/15/2033⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	10,575,000	-	-	-	10,575,000
Palmer Square European Loan Funding Series 2024-2X, Class SUB, 0.000%, 5/15/2034⁽¹⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	-	14,550,000	-	-	14,550,000
Palmer Square European Loan Funding Series 2024-3A, Class SUB, 0.000%, 5/15/2034⁽¹⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾	-	8,150,000	-	-	8,150,000
Palmer Square European Loan Funding Series 2021-2X, Class SUB, 0.000%, 4/15/2035⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	2,500,000	-	-	-	2,500,000
Palmer Square European Loan Funding Series 2023-1X, Class SUB, 0.000%, 7/15/2036⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	10,000,000	-	-	-	10,000,000
Palmer Square European Loan Funding Series 2023-2X, Class SUB, 0.000%, 10/15/2036⁽¹⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	11,000,000	-	-	-	11,000,000
Palmer Square European Loan Funding Series 2024-1X, Class SUB, 0.000%, 5/15/2037⁽¹⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	-	14,000,000	-	-	14,000,000
Palmer Square European Loan Funding Series 2024-2X, Class SUB, 0.000%, 10/15/2037⁽¹⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽⁹⁾	-	10,000,000	(546,250)	-	9,453,750
Palmer Square European Loan Funding Series 2024-2X, Class F, 11.744% (3-Month Euribor+824 basis points), 10/15/2037⁽¹⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽¹²⁾	-	4,500,000	-	-	4,500,000
Palmer Square European Loan Funding Series 2023-1X, Class FR, 10.953% (3-Month Euribor+827 basis points), 1/15/2038⁽¹⁾⁽⁵⁾⁽⁷⁾⁽⁸⁾⁽¹²⁾	-	1,700,000	-	-	1,700,000
Palmer Square European Loan Funding, Series 2023-1X, Class E, 10.431% (3-Month Euribor+653 basis points), 11/15/2032⁽¹⁾⁽³⁾⁽⁷⁾⁽⁸⁾⁽¹²⁾	3,700,000	-	(3,700,000)	-	-
Palmer Square Loan Funding Ltd. Series 2020-1A, Class SUB, 0.000%, 2/20/2028⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹⁰⁾⁽¹¹⁾⁽¹³⁾	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd. Series 2020-4A, Class SUB, 0.000%, 11/25/2028⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹⁰⁾⁽¹¹⁾⁽¹³⁾	2,250,000	-	-	-	2,250,000
Palmer Square Loan Funding Ltd. Series 2021-1A, Class SUB, 0.000%, 4/20/2029⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd. Series 2021-2A, Class SUB, 0.000%, 5/20/2029⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	2,150,000	-	-	-	2,150,000
Palmer Square Loan Funding Ltd. Series 2021-3A, Class SUB, 0.000%, 7/20/2029⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	1,500,000	-	-	-	1,500,000
Palmer Square Loan Funding Ltd. Series 2021-4A, Class SUB, 0.000%, 10/15/2029⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	3,100,000	-	-	-	3,100,000
Palmer Square Loan Funding Ltd. Series 2022-1A, Class SUB, 0.000%, 4/15/2030⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	5,235,000	-	-	-	5,235,000
Palmer Square Loan Funding Ltd. Series 2022-2A, Class SUB, 0.000%, 10/15/2030⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	6,000,000	-	-	-	6,000,000
Palmer Square Loan Funding Ltd. Series 2022-5I, Class SUB, 0.000%, 1/15/2031⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹⁰⁾⁽¹³⁾	1,250,000	-	-	-	1,250,000
Palmer Square Loan Funding Ltd. Series 2022-3A, Class SUB, 0.000%, 4/15/2031⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	6,250,000	-	-	-	6,250,000
Palmer Square Loan Funding Ltd. Series 2023-1A, Class SUB, 0.000%, 7/20/2031⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	4,675,000	-	-	-	4,675,000
Palmer Square Loan Funding Ltd. Series 2022-4A, Class SUB, 0.000%, 7/24/2031⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	8,050,000	-	-	-	8,050,000
Palmer Square Loan Funding Ltd. Series 2023-2A, Class SUB, 0.000%, 1/25/2032⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	6,600,000	-	-	-	6,600,000
Palmer Square Loan Funding Ltd. Series 2024-3A, Class SUB, 0.000%, 8/8/2032⁽¹⁾⁽²⁾⁽⁵⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	-	16,250,000	-	-	16,250,000
Palmer Square Loan Funding Ltd. Series 2024-1A, Class SUB, 0.000%, 10/15/2032⁽¹⁾⁽⁵⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	-	8,000,000	-	-	8,000,000
Palmer Square Loan Funding Ltd. Series 2024-1A, Class E, 11.681% (3-Month Term SOFR+657 basis points), 10/15/2032⁽¹⁾⁽⁵⁾⁽⁸⁾⁽¹¹⁾⁽¹²⁾⁽¹³⁾	-	750,000	-	-	750,000
Palmer Square Loan Funding Ltd. Series 2024-2A, Class SUB, 0.000%, 1/15/2033⁽¹⁾⁽⁵⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	-	17,500,000	-	-	17,500,000
Palmer Square Loan Funding Ltd. Series 2023-1A, Class SUB, 0.000%, 1/20/2036⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	4,000,000	-	-	-	4,000,000
Palmer Square Loan Funding Ltd. Series 2023-2A, Class SUB, 0.000%, 4/20/2036⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	9,500,000	-	-	-	9,500,000
Palmer Square Loan Funding Ltd. Series 2023-3A, Class SUB, 0.000%, 1/20/2037⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	8,000,000	-	-	-	8,000,000
Palmer Square Loan Funding Ltd. Series 2024-1A, Class SUB, 0.000%, 4/15/2037⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	13,760,000	-	-	-	13,760,000
Palmer Square Loan Funding Ltd. Series 2024-2A, Class SUB, 0.000%, 7/20/2037⁽¹⁾⁽⁵⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	-	11,000,000	-	-	11,000,000
Palmer Square Loan Funding Ltd. Series 2024-3A, Class SUB, 0.000%, 7/20/2037⁽¹⁾⁽⁵⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	-	6,500,000	-	-	6,500,000
Palmer Square Loan Funding Ltd. Series 2023-4A, Class SUB, 0.000%, 10/20/2037⁽¹⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	12,750,000	-	-	-	12,750,000
Palmer Square Loan Funding Ltd. Series 2024-4A, Class SUB, 0.000%, 1/15/2038⁽¹⁾⁽⁵⁾⁽⁸⁾⁽⁹⁾⁽¹¹⁾⁽¹³⁾	-	14,000,000	-	-	14,000,000
Palmer Square Loan Funding Ltd., Series 2023-1A, Class D, 13.318% (3-Month Term SOFR+800 basis points), 7/20/2031⁽¹⁾⁽³⁾⁽⁸⁾⁽¹¹⁾⁽¹²⁾	3,875,000	-	(3,875,000)	-	-
Mutual Funds
Driehaus Event Driven Fund⁽⁴⁾	2,092,464	1,229,822	(239,425)	-	3,082,861
Glenmede Secured Options Portfolio - Class Institutional⁽⁴⁾	3,094,777	1,567,330	(715,308)	-	3,946,799
Private Investment Funds
Rivernorth Capital Partners LP⁽¹⁾⁽⁶⁾⁽¹⁰⁾	-	-	-	-	-
Real Estate Investment Trust
Invesco Real Estate Income Trust, Inc. - Class I(4)(10)	1,434,984	557,827	-	-	1,992,811
Total	185,301,827	131,319,865	(9,859,895)	-	306,761,797

⁽¹⁾	Advised or sponsored by a Sub-Adviser.
⁽²⁾	All or a portion of this security is segregated as collateral for securities sold short.
⁽³⁾	Security not held or not an affiliate at the end of the period.
⁽⁴⁾	Entity in which the Fund has ownership of at least 5% of the voting securities outstanding.
⁽⁵⁾	Security not held or not an affiliate at the beginning of the period.
⁽⁶⁾	Investment does not issue shares.
⁽⁷⁾	Principal Amount denoted in local currency.
⁽⁸⁾	Callable.
⁽⁹⁾	Variable rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
⁽¹⁰⁾	The value of these securities was determined using significant unobservable inputs. These are reported as Level 3 securities in the Fair Value Hierarchy.
⁽¹¹⁾	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers.
⁽¹²⁾	Floating rate security, upon which the interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
⁽¹³⁾	Foreign security denominated in U.S. Dollars.